AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 61.9%
Common Stocks — 20.6%
Aerospace & Defense — 0.3%
Aerojet Rocketdyne Holdings, Inc.*	1,946	$ 81,401
Airbus SE (France)	267	17,484
Arconic, Inc.	2,179	34,995
Austal Ltd. (Australia)	14,473	25,771
BAE Systems PLC (United Kingdom)	7,996	51,563
BWX Technologies, Inc.	1,111	54,117
Curtiss-Wright Corp.	1,027	94,905
Dassault Aviation SA (France)	10	8,264
Elbit Systems Ltd. (Israel)	336	43,277
General Dynamics Corp.	197	26,065
HEICO Corp.	90	6,715
Huntington Ingalls Industries, Inc.	85	15,488
L3Harris Technologies, Inc.	339	61,061
Lockheed Martin Corp.	3,735	1,265,978
Meggitt PLC (United Kingdom)	5,299	19,005
Mercury Systems, Inc.*	329	23,471
MTU Aero Engines AG (Germany)	133	19,425
Northrop Grumman Corp.	180	54,459
Raytheon Co.	11,101	1,455,896
Rolls-Royce Holdings PLC (United Kingdom)*	1,614	6,782
Safran SA (France)	9,478	831,493
Singapore Technologies Engineering Ltd. (Singapore)	4,682	10,222
Textron, Inc.	3,414	91,051
Thales SA (France)	173	14,494
TransDigm Group, Inc.	91	29,137
United Technologies Corp.	851	80,275
		4,422,794
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	1,077	71,297
Cia de Distribucion Integral Logista Holdings SA (Spain)	6,133	98,716
Deutsche Post AG (Germany)	40,085	1,090,138
DSV Panalpina A/S (Denmark)	380	34,454
Expeditors International of Washington, Inc.	359	23,952
SG Holdings Co. Ltd. (Japan)	311	7,413
Singapore Post Ltd. (Singapore)	131,200	59,164
United Parcel Service, Inc. (Class B Stock)	264	24,663
XPO Logistics, Inc.*	906	44,168
Yamato Holdings Co. Ltd. (Japan)	624	9,773
		1,463,738
Airlines — 0.0%
Air Canada (Canada)*	8,458	94,659
Air New Zealand Ltd. (New Zealand)	22,378	11,283
Alaska Air Group, Inc.	2,208	62,862
ANA Holdings, Inc. (Japan)	380	9,287
Delta Air Lines, Inc.	1,162	33,152
Deutsche Lufthansa AG (Germany)	1,766	16,664
Japan Airlines Co. Ltd. (Japan)	413	7,520
Singapore Airlines Ltd. (Singapore)	1,455	5,849
SkyWest, Inc.	1,511	39,573
Southwest Airlines Co.	314	11,182
	Shares	Value
Common Stocks (continued)
Airlines (cont’d.)
United Airlines Holdings, Inc.*(a)	3,781	$ 119,291
		411,322
Auto Components — 0.1%
Bridgestone Corp. (Japan)	623	19,107
Cie Generale des Etablissements Michelin SCA (France)	134	11,969
Denso Corp. (Japan)	416	13,374
Faurecia SE (France)	753	22,542
Gentex Corp.	13,225	293,066
Magna International, Inc. (Canada)	2,141	68,324
NOK Corp. (Japan)	2,200	24,216
Sumitomo Electric Industries Ltd. (Japan)	1,135	11,895
Sumitomo Rubber Industries Ltd. (Japan)	5,806	54,768
Toyoda Gosei Co. Ltd. (Japan)	922	15,750
Toyota Industries Corp. (Japan)	341	16,365
Valeo SA (France)	15,289	252,149
Yokohama Rubber Co. Ltd. (The) (Japan)	3,946	48,886
		852,411
Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	294	15,118
Daimler AG (Germany)	275	8,281
Ferrari NV (Italy)	442	68,834
Fiat Chrysler Automobiles NV (United Kingdom)	70,421	515,591
Ford Motor Co.	23,848	115,186
General Motors Co.	69,394	1,442,007
Honda Motor Co. Ltd. (Japan)	4,045	90,950
Nissan Motor Co. Ltd. (Japan)	1,853	6,109
Peugeot SA (France)	3,386	45,073
Piaggio & C SpA (Italy)	15,351	27,418
Subaru Corp. (Japan)	478	9,168
Toyota Motor Corp. (Japan)	3,104	186,866
Volkswagen AG (Germany)	60	7,967
		2,538,568
Banks — 0.6%
ABN AMRO Bank NV (Netherlands), 144A, CVA	1,976	16,327
Aozora Bank Ltd. (Japan)	359	6,817
Australia & New Zealand Banking Group Ltd. (Australia)	5,111	53,310
Banca Popolare di Sondrio SCPA (Italy)	7,961	12,021
Banco Bilbao Vizcaya Argentaria SA (Spain)	347,046	1,095,823
Banco de Sabadell SA (Spain)	59,837	30,506
Banco Santander SA (Spain)	21,502	52,081
Bank Hapoalim BM (Israel)	12,764	76,774
Bank Leumi Le-Israel BM (Israel)	8,082	44,661
Bank of America Corp.	54,144	1,149,477
Bank of Ireland Group PLC (Ireland)	10,775	20,276
A1

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Bank of Montreal (Canada)	716	$ 36,154
Bank of Nova Scotia (The) (Canada)	2,360	96,375
Bankinter SA (Spain)	4,597	16,852
Barclays PLC (United Kingdom)	22,596	26,033
Bendigo & Adelaide Bank Ltd. (Australia)	6,560	25,248
BNP Paribas SA (France)	2,507	75,507
BOC Hong Kong Holdings Ltd. (China)	11,041	30,499
Canadian Imperial Bank of Commerce (Canada)	717	41,778
Citigroup, Inc.	14,237	599,662
Citizens Financial Group, Inc.	51,819	974,715
Columbia Banking System, Inc.	1,457	39,048
Comerica, Inc.	1,578	46,299
Commerce Bancshares, Inc.	1,792	90,227
Commerzbank AG (Germany)	4,742	17,094
Commonwealth Bank of Australia (Australia)	2,889	110,173
Community Bank System, Inc.	1,988	116,894
Concordia Financial Group Ltd. (Japan)	2,557	7,483
Credit Agricole SA (France)	5,738	41,671
Cullen/Frost Bankers, Inc.	710	39,611
Danske Bank A/S (Denmark)	2,143	24,174
DBS Group Holdings Ltd. (Singapore)	3,812	49,336
DNB ASA (Norway)	114,234	1,278,332
East West Bancorp, Inc.	2,407	61,956
Fifth Third Bancorp	4,453	66,127
FinecoBank Banca Fineco SpA (Italy)	2,936	27,019
First Financial Bankshares, Inc.	4,994	134,039
First Horizon National Corp.	8,890	71,653
First Republic Bank	134	11,026
Fukuoka Financial Group, Inc. (Japan)	1,854	24,487
Glacier Bancorp, Inc.	3,674	124,934
Hang Seng Bank Ltd. (Hong Kong)	862	14,698
HSBC Holdings PLC (United Kingdom)	17,100	96,049
ING Groep NV (Netherlands)	7,281	37,930
Intesa Sanpaolo SpA (Italy)	414,647	683,720
Israel Discount Bank Ltd. (Israel) (Class A Stock)	14,423	42,707
Japan Post Bank Co. Ltd. (Japan)	1,175	10,849
JPMorgan Chase & Co.	3,844	346,075
KeyCorp	2,785	28,880
Lloyds Banking Group PLC (United Kingdom)	33,265	13,023
M&T Bank Corp.	73	7,550
Mebuki Financial Group, Inc. (Japan)	10,053	20,548
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,870	25,533
Mizrahi Tefahot Bank Ltd. (Israel)	4,867	90,971
Mizuho Financial Group, Inc. (Japan)	17,256	19,748
National Australia Bank Ltd. (Australia)	6,113	62,377
National Bank of Canada (Canada)	1,539	59,480
Nordea Bank Abp (Finland)	1,739	9,753
Oversea-Chinese Banking Corp. Ltd. (Singapore)	7,322	44,266
PacWest Bancorp	6,839	122,555
Pinnacle Financial Partners, Inc.	2,893	108,603
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The)	171	$ 16,368
Popular, Inc. (Puerto Rico)	1,435	50,225
Prosperity Bancshares, Inc.	2,036	98,237
Raiffeisen Bank International AG (Austria)	1,658	24,291
Regions Financial Corp.	3,334	29,906
Resona Holdings, Inc. (Japan)	5,415	16,255
Royal Bank of Canada (Canada)	3,239	200,628
Seven Bank Ltd. (Japan)	3,016	7,779
Shizuoka Bank Ltd. (The) (Japan)	1,578	9,587
Signature Bank	971	78,059
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	3,110	20,945
Societe Generale SA (France)	2,505	42,026
SpareBank 1 SMN (Norway)	9,274	60,353
Standard Chartered PLC (United Kingdom)	2,259	12,354
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,480	59,762
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,067	30,769
SVB Financial Group*	1,653	249,735
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	1,220	10,148
TCF Financial Corp.	671	15,205
Toronto-Dominion Bank (The) (Canada)	3,537	150,372
Turkiye Sinai Kalkinma Bankasi A/S (Turkey)*	1	—
U.S. Bancorp	541	18,637
UniCredit SpA (Italy)	2,906	22,702
United Overseas Bank Ltd. (Singapore)	2,618	35,616
Webster Financial Corp.	2,352	53,861
Wells Fargo & Co.	1,834	52,636
Western Alliance Bancorp	1,142	34,957
Westpac Banking Corp. (Australia)	5,180	52,354
Wintrust Financial Corp.	750	24,645
		10,186,206
Beverages — 0.2%
Anheuser-Busch InBev SA/NV (Belgium)	1,538	68,189
Asahi Group Holdings Ltd. (Japan)	1,490	48,484
Boston Beer Co., Inc. (The) (Class A Stock)*	239	87,847
Brown-Forman Corp. (Class B Stock)	1,296	71,941
Budweiser Brewing Co. APAC Ltd. (China), 144A*	2,354	6,030
C&C Group PLC (Ireland)	4,112	10,019
Carlsberg A/S (Denmark) (Class B Stock)	519	58,689
Coca-Cola Amatil Ltd. (Australia)	4,748	25,812
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	1,841	37,859
Coca-Cola Co. (The)	5,248	232,224
Coca-Cola European Partners PLC (United Kingdom)	1,397	52,429

A2

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Coca-Cola HBC AG (Switzerland)	913	$ 19,587
Constellation Brands, Inc. (Class A Stock)	513	73,544
Davide Campari-Milano SpA (Italy)	83,359	600,462
Diageo PLC (United Kingdom)	3,428	109,888
Heineken Holding NV (Netherlands)	830	63,432
Heineken NV (Netherlands)	567	47,328
Kirin Holdings Co. Ltd. (Japan)	569	11,283
Molson Coors Beverage Co. (Class B Stock)(a)	3,021	117,849
Monster Beverage Corp.*	25,912	1,457,809
PepsiCo, Inc.	2,345	281,635
Pernod Ricard SA (France)	213	30,351
Remy Cointreau SA (France)	84	9,164
Suntory Beverage & Food Ltd. (Japan)	655	24,729
		3,546,584
Biotechnology — 0.5%
AbbVie, Inc.	27,214	2,073,435
Abcam PLC (United Kingdom)	4,372	61,921
Alexion Pharmaceuticals, Inc.*	693	62,224
Amgen, Inc.	844	171,104
BioGaia AB (Sweden) (Class B Stock)	1,219	51,392
Biogen, Inc.*	5,455	1,725,853
Bluebird Bio, Inc.*	254	11,674
CSL Ltd. (Australia)	865	155,198
Emergent BioSolutions, Inc.*	1,839	106,405
Galapagos NV (Belgium)*	365	72,624
Genmab A/S (Denmark)*	171	35,143
Gilead Sciences, Inc.	13,856	1,035,875
Grifols SA (Spain)	1,072	36,619
Incyte Corp.*	1,140	83,482
Neurocrine Biosciences, Inc.*	445	38,515
Pharming Group NV (Netherlands)*	43,494	46,517
Regeneron Pharmaceuticals, Inc.*	46	22,461
Sarepta Therapeutics, Inc.*	305	29,835
Seattle Genetics, Inc.*	497	57,344
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	7,587	1,805,327
		7,702,461
Building Products — 0.2%
A.O. Smith Corp.	907	34,294
Allegion PLC	984	90,548
Armstrong World Industries, Inc.	927	73,622
Assa Abloy AB (Sweden) (Class B Stock)	39,093	736,356
Belimo Holding AG (Switzerland)	5	32,235
Cie de Saint-Gobain (France)	4,283	103,813
Daikin Industries Ltd. (Japan)	381	46,344
Fortune Brands Home & Security, Inc.	2,314	100,080
Geberit AG (Switzerland)	106	46,463
Inwido AB (Sweden)	3,953	22,768
Johnson Controls International PLC	52,477	1,414,780
Kingspan Group PLC (Ireland)	425	22,792
Lindab International AB (Sweden)	11,112	86,174
LIXIL Group Corp. (Japan)	4,135	51,345
Masco Corp.	1,644	56,833
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Nichiha Corp. (Japan)	500	$ 9,504
TOTO Ltd. (Japan)	257	8,453
Trane Technologies PLC	508	41,956
Trex Co., Inc.*	124	9,937
		2,988,297
Capital Markets — 0.9%
3i Group PLC (United Kingdom)	3,260	31,760
Ameriprise Financial, Inc.	333	34,126
Amundi SA (France), 144A	230	13,611
ASX Ltd. (Australia)	529	25,117
Banca Generali SpA (Italy)	4,060	85,812
Bank of New York Mellon Corp. (The)	264	8,892
BlackRock, Inc.	94	41,357
Brewin Dolphin Holdings PLC (United Kingdom)	7,579	20,637
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	1,508	66,844
Bure Equity AB (Sweden)	6,899	108,757
Cboe Global Markets, Inc.	546	48,730
Charles Schwab Corp. (The)	38,733	1,302,203
CI Financial Corp. (Canada)	9,570	95,000
CME Group, Inc.	6,978	1,206,566
Credit Suisse Group AG (Switzerland)*	4,797	39,474
Daiwa Securities Group, Inc. (Japan)	2,005	7,763
Deutsche Beteiligungs AG (Germany)	468	13,292
Deutsche Boerse AG (Germany)	6,106	841,670
Euronext NV (Netherlands), 144A	2,883	214,348
Evercore, Inc. (Class A Stock)	1,105	50,896
Franklin Resources, Inc.	420	7,010
Gimv NV (Belgium)	2,240	116,977
Hamilton Lane, Inc. (Class A Stock)	1,251	69,193
Hargreaves Lansdown PLC (United Kingdom)	4,485	76,663
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2,500	74,689
Houlihan Lokey, Inc.	1,791	93,347
IG Group Holdings PLC (United Kingdom)	5,217	44,529
IGM Financial, Inc. (Canada)	1,451	24,075
Intercontinental Exchange, Inc.	972	78,489
Intermediate Capital Group PLC (United Kingdom)	1,043	11,601
Invesco Ltd.	2,422	21,992
Japan Exchange Group, Inc. (Japan)	564	9,948
Jupiter Fund Management PLC (United Kingdom)	64,372	158,934
London Stock Exchange Group PLC (United Kingdom)	1,578	141,962
LPL Financial Holdings, Inc.	1,677	91,279
Macquarie Group Ltd. (Australia)	656	34,141
Magellan Financial Group Ltd. (Australia)	19,925	524,026
Man Group PLC (United Kingdom)	11,512	17,787
MarketAxess Holdings, Inc.	419	139,347
Moody’s Corp.	681	144,031
Morgan Stanley	884	30,056
MSCI, Inc.	170	49,123

A3

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Nasdaq, Inc.	492	$ 46,715
Natixis SA (France)	16,666	54,175
Nomura Holdings, Inc. (Japan)	4,234	17,821
Northern Trust Corp.	17,131	1,292,705
Numis Corp. PLC (United Kingdom)	5,479	14,292
Partners Group Holding AG (Switzerland)	159	110,261
Pendal Group Ltd. (Australia)	2,747	7,300
Perpetual Ltd. (Australia)	5,103	76,627
S&P Global, Inc.	12,481	3,058,469
Sanne Group PLC (United Kingdom)	1,804	13,758
Schroders PLC (United Kingdom)	355	10,822
Singapore Exchange Ltd. (Singapore)	241,103	1,551,021
Sole Realisation Co. PLC (United Kingdom)*^	23,077	—
St. James’s Place PLC (United Kingdom)	1,418	13,279
Standard Life Aberdeen PLC (United Kingdom)	83,375	227,623
Stifel Financial Corp.	2,030	83,798
T. Rowe Price Group, Inc.	404	39,451
TMX Group Ltd. (Canada)	3,200	238,232
UBS Group AG (Switzerland)*	151,580	1,407,570
Value Partners Group Ltd. (Hong Kong)	13,000	5,531
Virtu Financial, Inc. (Class A Stock)	1,234	25,692
VZ Holding AG (Switzerland)	32	10,745
		14,521,941
Chemicals — 0.3%
ADEKA Corp. (Japan)	500	6,255
Air Liquide SA (France)	790	101,183
Air Products & Chemicals, Inc.	277	55,292
Akzo Nobel NV (Netherlands)	427	27,876
Arkema SA (France)	300	20,732
Ashland Global Holdings, Inc.	2,049	102,593
Axalta Coating Systems Ltd.*	7,574	130,803
BASF SE (Germany)	540	25,732
Celanese Corp.	616	45,208
CF Industries Holdings, Inc.	359	9,765
Clariant AG (Switzerland)	571	9,610
Croda International PLC (United Kingdom)	402	21,170
Dow, Inc.	522	15,263
Eastman Chemical Co.	1,852	86,266
Ecolab, Inc.	346	53,917
Elementis PLC (United Kingdom)	4,284	2,598
Elkem ASA (Norway), 144A	49,177	61,704
EMS-Chemie Holding AG (Switzerland)	25	15,742
Evonik Industries AG (Germany)	2,287	47,566
FMC Corp.	127	10,375
Givaudan SA (Switzerland)	20	61,863
Gurit Holding AG (Switzerland)	11	13,116
HB Fuller Co.	297	8,295
Hexpol AB (Sweden)	2,947	17,591
Hitachi Chemical Co. Ltd. (Japan)	518	22,105
Huntsman Corp.	1,161	16,753
International Flavors & Fragrances, Inc.	122	12,454
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Israel Corp. Ltd. (The) (Israel)*	65	$ 6,585
Johnson Matthey PLC (United Kingdom)	403	8,928
Koninklijke DSM NV (Netherlands)	7,002	794,131
Kureha Corp. (Japan)	1,700	68,704
Linde PLC (United Kingdom)	487	84,251
Mitsubishi Chemical Holdings Corp. (Japan)	7,148	42,485
Mitsui Chemicals, Inc. (Japan)	471	8,918
Novozymes A/S (Denmark) (Class B Stock)	473	21,579
Nutrien Ltd. (Canada)	280	9,572
Orica Ltd. (Australia)	1,634	15,311
Petkim Petrokimya Holding A/S (Turkey)*	1	—
PPG Industries, Inc.	346	28,926
RPM International, Inc.	2,391	142,265
Sherwin-Williams Co. (The)	3,641	1,673,112
Shin-Etsu Chemical Co. Ltd. (Japan)	569	56,289
Sika AG (Switzerland)	277	45,957
Sumitomo Seika Chemicals Co. Ltd. (Japan)	1,000	24,498
Symrise AG (Germany)	344	32,065
Taiyo Nippon Sanso Corp. (Japan)	790	11,770
Teijin Ltd. (Japan)	572	9,682
Yara International ASA (Norway)	11,313	356,398
		4,443,253
Commercial Services & Supplies — 0.3%
Brambles Ltd. (Australia)	3,964	25,645
Calisen PLC (United Kingdom)*	105,279	235,381
Cintas Corp.	6,278	1,087,475
Copart, Inc.*	857	58,722
CT Environmental Group Ltd. (China)*^	198,000	2
Dai Nippon Printing Co. Ltd. (Japan)	68,671	1,460,025
Daiseki Co. Ltd. (Japan)	5,500	116,916
HomeServe PLC (United Kingdom)	11,438	150,385
IAA, Inc.*	1,578	47,277
Kokuyo Co. Ltd. (Japan)	2,600	36,296
Mitsubishi Pencil Co. Ltd. (Japan)	3,300	43,440
Relia, Inc. (Japan)	7,800	75,408
Rentokil Initial PLC (United Kingdom)	168,809	811,954
Republic Services, Inc.	735	55,169
Rollins, Inc.	1,797	64,944
Secom Co. Ltd. (Japan)	206	17,149
Securitas AB (Sweden) (Class B Stock)	978	10,576
Sohgo Security Services Co. Ltd. (Japan)	373	18,239
Toppan Printing Co. Ltd. (Japan)	13,169	201,326
Waste Management, Inc.	666	61,645
		4,577,974
Communications Equipment — 0.1%
Arista Networks, Inc.*	43	8,710
Ciena Corp.*	2,974	118,395
Cisco Systems, Inc.	10,360	407,251
F5 Networks, Inc.*	983	104,817
Juniper Networks, Inc.	1,640	31,390

A4

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Motorola Solutions, Inc.	548	$ 72,840
Spirent Communications PLC (United Kingdom)	5,925	15,115
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	961	7,815
Viavi Solutions, Inc.*	10,459	117,245
		883,578
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	6,117	118,958
AECOM*	3,600	107,460
Bouygues SA (France)	11,284	330,770
CIMIC Group Ltd. (Australia)	4,509	64,067
Eiffage SA (France)	1,495	106,436
EMCOR Group, Inc.	968	59,358
Ferrovial SA (Spain)	21,759	521,987
HOCHTIEF AG (Germany)	362	24,004
Jacobs Engineering Group, Inc.	1,242	98,453
JGC Holdings Corp. (Japan)	5,379	42,731
Kajima Corp. (Japan)	740	7,566
Kandenko Co. Ltd. (Japan)	6,200	49,377
Morgan Sindall Group PLC (United Kingdom)	1,891	28,105
Obayashi Corp. (Japan)	1,109	9,496
Per Aarsleff Holding A/S (Denmark)	2,850	62,949
Quanta Services, Inc.	1,561	49,531
Shimizu Corp. (Japan)	1,080	8,436
Skanska AB (Sweden) (Class B Stock)*	1,732	26,208
Taisei Corp. (Japan)	246	7,500
Valmont Industries, Inc.	599	63,482
Veidekke ASA (Norway)	1,266	10,528
Vinci SA (France)	19,732	1,633,067
WSP Global, Inc. (Canada)	2,494	141,633
		3,572,102
Construction Materials — 0.1%
Boral Ltd. (Australia)	7,291	9,110
Buzzi Unicem SpA (Italy)	5,866	107,112
CRH PLC (Ireland)	1,957	53,523
CSR Ltd. (Australia)	4,299	8,364
Fletcher Building Ltd. (New Zealand)	3,204	6,624
Forterra PLC (United Kingdom), 144A	10,272	22,632
HeidelbergCement AG (Germany)	1,989	84,596
Ibstock PLC (United Kingdom), 144A	4,376	8,268
James Hardie Industries PLC, CDI	1,953	22,222
Krosaki Harima Corp. (Japan)	200	7,544
LafargeHolcim Ltd. (Switzerland)*	1,629	59,720
Marshalls PLC (United Kingdom)	10,022	72,937
Martin Marietta Materials, Inc.	5,161	976,616
Rhi Magnesita NV (India)	226	5,742
Vulcan Materials Co.	1,313	141,896
Wienerberger AG (Austria)	4,986	78,763
		1,665,669
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.1%
Acom Co. Ltd. (Japan)	4,419	$ 17,931
American Express Co.	724	61,982
Capital One Financial Corp.	2,027	102,201
Chong Sing Holdings FinTech Group Ltd. (China)*^	708,000	667
Discover Financial Services	2,962	105,654
FirstCash, Inc.	1,371	98,356
Isracard Ltd. (Israel)	631	1,692
OneMain Holdings, Inc.	939	17,954
Sun Hung Kai & Co. Ltd. (Hong Kong)	260,000	97,924
Synchrony Financial	72,752	1,170,580
		1,674,941
Containers & Packaging — 0.1%
Avery Dennison Corp.	1,020	103,907
Ball Corp.	14,286	923,733
BillerudKorsnas AB (Sweden)	4,849	52,837
Crown Holdings, Inc.*	2,536	147,189
DS Smith PLC (United Kingdom)	887	3,005
Graphic Packaging Holding Co.	8,647	105,493
International Paper Co.	842	26,212
Orora Ltd. (Australia)	11,772	17,451
Packaging Corp. of America	113	9,812
Toyo Seikan Group Holdings Ltd. (Japan)	851	9,673
Westrock Co.	3,162	89,358
		1,488,670
Distributors — 0.0%
Arata Corp. (Japan)	1,000	43,049
D’ieteren SA/NV (Belgium)	1,313	65,127
Doshisha Co. Ltd. (Japan)	1,100	13,040
Genuine Parts Co.	697	46,929
Jardine Cycle & Carriage Ltd. (Singapore)	4,251	58,541
LKQ Corp.*	5,969	122,424
		349,110
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc. (Japan)	1,396	35,610
Bright Horizons Family Solutions, Inc.*	845	86,190
Chegg, Inc.*	2,467	88,269
frontdoor, Inc.*	1,476	51,335
H&R Block, Inc.	1,766	24,865
Meiko Network Japan Co. Ltd. (Japan)	12,700	89,455
Riso Kyoiku Co. Ltd. (Japan)	25,800	68,489
		444,213
Diversified Financial Services — 0.3%
Banca Mediolanum SpA (Italy)	7,665	39,175
Berkshire Hathaway, Inc. (Class B Stock)*	14,536	2,657,617
Cerved Group SpA (Italy)	1,472	8,844
Challenger Ltd. (Australia)	18,090	44,564
Corp. Financiera Alba SA (Spain)	411	15,743
Equitable Holdings, Inc.	6,414	92,682
Eurazeo SE (France)	212	9,625

A5

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
EXOR NV (Netherlands)	1,608	$ 83,999
Groupe Bruxelles Lambert SA (Belgium)	115	9,005
Hanergy Mobile Energy Holding Co. Ltd. (China)*^	148,000	—
Industrivarden AB (Sweden) (Class C Stock)	2,672	52,073
Investor AB (Sweden) (Class B Stock)	1,770	80,800
KBC Ancora (Belgium)	4,075	113,681
Kinnevik AB (Sweden) (Class B Stock)	19,108	316,135
L E Lundbergforetagen AB (Sweden) (Class B Stock)	733	30,040
M&G PLC (United Kingdom)*	70,635	98,824
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	1,995	9,815
Onex Corp. (Canada)	2,932	107,317
ORIX Corp. (Japan)	116,635	1,391,901
Pargesa Holding SA (Switzerland)	248	16,455
Plus500 Ltd. (Israel)	6,653	88,975
Voya Financial, Inc.	2,193	88,926
Wendel SA (France)	136	10,907
		5,367,103
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	10,420	303,743
BCE, Inc. (Canada)	773	31,710
BT Group PLC (United Kingdom)	8,457	12,270
Cellnex Telecom SA (Spain), 144A	11,043	503,073
CenturyLink, Inc.	10,773	101,913
China Tower Corp. Ltd. (China) (Class H Stock), 144A	1,930,000	432,954
CITIC Telecom International Holdings Ltd. (China)	80,000	26,441
Deutsche Telekom AG (Germany)	4,518	58,342
Elisa OYJ (Finland)	576	35,775
GCI Liberty, Inc. (Class A Stock)*	1,983	112,971
HKT Trust & HKT Ltd. (Hong Kong)	12,108	16,425
Infrastrutture Wireless Italiane SpA (Italy), 144A	49,383	537,689
Koninklijke KPN NV (Netherlands)	5,870	13,996
Masmovil Ibercom SA (Spain)*	466	7,332
Nippon Telegraph & Telephone Corp. (Japan)	44,080	1,056,169
Orange SA (France)	1,960	24,000
PCCW Ltd. (Hong Kong)	57,995	31,854
Proximus SADP (Belgium)	269	6,170
Singapore Telecommunications Ltd. (Singapore)	11,086	19,713
Spark New Zealand Ltd. (New Zealand)	10,483	25,458
Sunrise Communications Group AG (Switzerland), 144A*	337	27,170
Swisscom AG (Switzerland)	81	43,572
Telecom Italia SpA (Italy)*	136,353	55,847
Telecom Italia SpA (Italy), RSP	152,108	60,268
Telefonica Deutschland Holding AG (Germany)	5,124	12,668
Telefonica SA (Spain)	3,316	15,147
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telenor ASA (Norway)	984	$ 14,312
Telia Co. AB (Sweden)	3,474	12,481
Telstra Corp. Ltd. (Australia)	12,150	22,833
TELUS Corp. (Canada)	2,218	35,067
Verizon Communications, Inc.	5,445	292,560
		3,949,923
Electric Utilities — 0.4%
Alliant Energy Corp.	5,159	249,128
American Electric Power Co., Inc.	954	76,301
AusNet Services (Australia)	13,462	14,099
Chubu Electric Power Co., Inc. (Japan)	718	10,188
Chugoku Electric Power Co., Inc. (The) (Japan)	779	10,919
CK Infrastructure Holdings Ltd. (Hong Kong)	1,758	9,705
CLP Holdings Ltd. (Hong Kong)	1,526	13,999
Contact Energy Ltd. (New Zealand)	7,813	26,858
Duke Energy Corp.	1,237	100,049
Edison International	9,376	513,711
EDP - Energias de Portugal SA (Portugal)	9,468	37,831
Electricite de France SA (France)	1,116	8,812
Emera, Inc. (Canada)	1,059	41,764
Endesa SA (Spain)	1,399	29,891
Enel SpA (Italy)	16,015	111,786
Entergy Corp.	667	62,678
Evergy, Inc.	4,716	259,616
Eversource Energy	6,322	494,444
Exelon Corp.	1,738	63,976
FirstEnergy Corp.	9,008	360,950
Fortis, Inc. (Canada)	19,676	758,770
Fortum OYJ (Finland)	3,013	44,331
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	152,309	146,247
Hydro One Ltd. (Canada), 144A	2,190	39,433
Iberdrola SA (Spain)	12,666	125,119
IDACORP, Inc.	1,190	104,470
Kyushu Electric Power Co., Inc. (Japan)	894	7,207
Mercury NZ Ltd. (New Zealand)	6,113	15,206
NextEra Energy, Inc.	1,988	478,352
NRG Energy, Inc.	4,937	134,583
Okinawa Electric Power Co., Inc. (The) (Japan)	7,775	143,096
Orsted A/S (Denmark), 144A	3,903	381,118
Pinnacle West Capital Corp.	446	33,802
Portland General Electric Co.	1,753	84,039
Power Assets Holdings Ltd. (Hong Kong)	4,629	27,505
PPL Corp.	1,259	31,072
Red Electrica Corp. SA (Spain)	997	17,941
Shikoku Electric Power Co., Inc. (Japan)	2,100	16,701
Southern Co. (The)	1,696	91,821
SSE PLC (United Kingdom)	2,865	46,420
Terna Rete Elettrica Nazionale SpA (Italy)	81,288	516,163

A6

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Tohoku Electric Power Co., Inc. (Japan)	828	$ 8,002
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	2,056	7,197
Verbund AG (Austria)	278	10,100
Xcel Energy, Inc.	1,114	67,174
		5,832,574
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	2,741	47,791
AMETEK, Inc.	149	10,731
Eaton Corp. PLC	462	35,893
Emerson Electric Co.	911	43,409
Hubbell, Inc.	805	92,366
Huber + Suhner AG (Switzerland)	2,653	165,983
Legrand SA (France)	7,050	451,963
Mersen SA (France)	1,250	22,798
Mitsubishi Electric Corp. (Japan)	1,333	16,432
Nidec Corp. (Japan)	21,434	1,112,004
Nitto Kogyo Corp. (Japan)	3,500	55,876
nVent Electric PLC	5,594	94,371
Prysmian SpA (Italy)	1,597	25,563
Rockwell Automation, Inc.	221	33,351
Schneider Electric SE (France)	17,486	1,488,688
Signify NV (Netherlands), 144A	46,028	884,989
Sino-American Electronic Co. Ltd. (Taiwan)*^	1,183	—
Tatsuta Electric Wire and Cable Co. Ltd. (Japan)	4,300	18,342
Tech Pro Technology Development Ltd. (Hong Kong)*^	731,600	10
Vestas Wind Systems A/S (Denmark)	8,320	673,817
		5,274,377
Electronic Equipment, Instruments & Components — 0.3%
Alps Alpine Co. Ltd. (Japan)	7,696	74,454
ALSO Holding AG (Switzerland)*	108	17,171
Amphenol Corp. (Class A Stock)	410	29,881
Anxin-China Holdings Ltd. (Hong Kong)*^	196,000	—
CDW Corp.	763	71,165
Corning, Inc.	543	11,153
Daiwabo Holdings Co. Ltd. (Japan)	700	33,438
Dexerials Corp. (Japan)	4,700	30,520
Electrocomponents PLC (United Kingdom)	1,497	9,540
FLIR Systems, Inc.	757	24,141
Halma PLC (United Kingdom)	36,045	855,327
Hamamatsu Photonics KK (Japan)	173	7,090
Hexagon AB (Sweden) (Class B Stock)	23,387	988,429
Hirose Electric Co. Ltd. (Japan)	76	7,871
Hitachi High-Tech Corp. (Japan)	420	31,171
Hitachi Ltd. (Japan)	3,423	99,257
Ingenico Group SA (France)	294	30,886
Keyence Corp. (Japan)	2,569	828,187
Keysight Technologies, Inc.*	16,016	1,340,219
Kyocera Corp. (Japan)	510	30,056
Landis+Gyr Group AG (Switzerland)*	769	52,998
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.	581	$ 77,517
Murata Manufacturing Co. Ltd. (Japan)	591	30,026
National Instruments Corp.	4,053	134,073
Nippon Electric Glass Co. Ltd. (Japan)	9,700	128,455
Oki Electric Industry Co. Ltd. (Japan)	2,200	20,521
Omron Corp. (Japan)	798	41,038
Ryoden Corp. (Japan)	2,300	27,651
Sanshin Electronics Co. Ltd. (Japan)	500	6,445
Shimadzu Corp. (Japan)	294	7,679
SYNNEX Corp.	769	56,214
TDK Corp. (Japan)	97	7,478
TE Connectivity Ltd.	1,048	66,003
Trimble, Inc.*	2,388	76,010
Yokogawa Electric Corp. (Japan)	200	2,388
Zebra Technologies Corp. (Class A Stock)*	971	178,276
		5,432,728
Energy Equipment & Services — 0.0%
Apergy Corp.*	2,923	16,807
Baker Hughes Co.	35,946	377,433
National Oilwell Varco, Inc.	3,827	37,619
Tenaris SA (Luxembourg)	7,401	45,119
Worley Ltd. (Australia)	24,690	92,993
		569,971
Entertainment — 0.2%
Activision Blizzard, Inc.*	945	56,209
Bollore SA (France)	11,673	32,193
Cineworld Group PLC (United Kingdom)	6,860	4,202
Daiichikosho Co. Ltd. (Japan)	1,200	32,035
DeNA Co. Ltd. (Japan)	52,400	573,737
Electronic Arts, Inc.*	482	48,282
KLab, Inc. (Japan)*	8,600	53,881
Konami Holdings Corp. (Japan)	39,867	1,220,445
Live Nation Entertainment, Inc.*	552	25,094
Netflix, Inc.*	301	113,025
Nexon Co. Ltd. (Japan)	22,179	362,917
Nintendo Co. Ltd. (Japan)	144	55,684
Square Enix Holdings Co. Ltd. (Japan)	811	36,345
Take-Two Interactive Software, Inc.*	206	24,434
Toho Co. Ltd. (Japan)	468	14,360
Ubisoft Entertainment SA (France)*	255	18,727
Vivendi SA (France)	944	20,354
Walt Disney Co. (The)	12,437	1,201,414
World Wrestling Entertainment, Inc. (Class A Stock)	197	6,684
		3,900,022
Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.	271	37,143
alstria office REIT-AG (Germany)	4,702	67,568
American Homes 4 Rent (Class A Stock)	19,976	463,443
American Tower Corp.	18,654	4,061,909
Americold Realty Trust	3,303	112,434

A7

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Apartment Investment & Management Co. (Class A Stock)	247	$ 8,682
Ascendas Real Estate Investment Trust (Singapore)	12,956	25,596
AvalonBay Communities, Inc.	232	34,143
Boston Properties, Inc.	219	20,198
British Land Co. PLC (The) (United Kingdom)	2,995	12,466
Brixmor Property Group, Inc.	3,600	34,200
BWP Trust (Australia)	30,223	61,980
Camden Property Trust	10,612	840,895
Canadian Apartment Properties REIT (Canada)	745	22,546
CapitaLand Commercial Trust (Singapore)	7,898	8,460
Carmila SA (France)	1,192	17,082
Charter Hall Group (Australia)	19,369	81,672
Columbia Property Trust, Inc.	6,202	77,525
Covivio (France)	270	15,372
CPN Retail Growth Leasehold REIT (Thailand)	55,600	40,268
Crown Castle International Corp.	11,181	1,614,536
CyrusOne, Inc.	5,095	314,616
Daiwa House REIT Investment Corp. (Japan)	15	36,699
Derwent London PLC (United Kingdom)	72	2,908
Dexus (Australia)	2,530	14,103
Digital Realty Trust, Inc.	325	45,146
Duke Realty Corp.	51,270	1,660,123
Empire State Realty Trust, Inc. (Class A Stock)	7,077	63,410
EPR Properties	704	17,051
Equinix, Inc.	942	588,345
Equity LifeStyle Properties, Inc.	27,025	1,553,397
Equity Residential	705	43,506
Essex Property Trust, Inc.	145	31,935
Extra Space Storage, Inc.(a)	466	44,624
Federal Realty Investment Trust	683	50,959
First Capital Real Estate Investment Trust (Canada)	815	7,893
Fukuoka REIT Corp. (Japan)	10	10,359
GDI Property Group (Australia)	26,585	15,221
Gecina SA (France)	310	41,161
Goodman Group (Australia)	3,919	29,250
GPT Group (The) (Australia)	4,425	9,879
Great Portland Estates PLC (United Kingdom)	38,431	323,660
Healthcare Realty Trust, Inc.	6,747	188,444
Healthpeak Properties, Inc.	1,121	26,736
Heiwa Real Estate REIT, Inc. (Japan)	123	114,678
Hoshino Resorts REIT, Inc. (Japan)	7	21,591
Host Hotels & Resorts, Inc.	8,692	95,960
Hudson Pacific Properties, Inc.	3,957	100,350
ICADE (France)	446	35,458
Inmobiliaria Colonial Socimi SA (Spain)	2,900	27,534
Invincible Investment Corp. (Japan)	486	109,369
Invitation Homes, Inc.	35,677	762,418
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Iron Mountain, Inc.	373	$ 8,877
Is Gayrimenkul Yatirim Ortakligi A/S (Turkey)*	1	—
Japan Prime Realty Investment Corp. (Japan)	6	18,117
Japan Real Estate Investment Corp. (Japan)	6	35,218
Japan Retail Fund Investment Corp. (Japan)	6	6,800
Kenedix Retail REIT Corp. (Japan)	101	143,379
Klepierre SA (France)	402	8,466
Land Securities Group PLC (United Kingdom)	2,101	14,464
Life Storage, Inc.	1,111	105,045
Link REIT (Hong Kong)	1,577	13,298
Mapletree Commercial Trust (Singapore)	13,358	17,079
MCUBS MidCity Investment Corp. (Japan)	37	26,280
Mercialys SA (France)	455	3,326
Merlin Properties Socimi SA (Spain)	9,302	70,425
Mid-America Apartment Communities, Inc.	2,070	213,272
Mirvac Group (Australia)	13,232	16,888
Nippon Building Fund, Inc. (Japan)	5	33,525
Nippon Prologis REIT, Inc. (Japan)	13	32,691
Nomura Real Estate Master Fund, Inc. (Japan)	28	35,437
NSI NV (Netherlands)	1,648	65,552
Orix JREIT, Inc. (Japan)	20	26,293
Pebblebrook Hotel Trust	4,208	45,825
Premier Investment Corp. (Japan)	127	140,161
Prologis, Inc.	951	76,432
PS Business Parks, Inc.	683	92,560
Public Storage	242	48,064
Realty Income Corp.	459	22,886
Regency Centers Corp.	660	25,364
RioCan Real Estate Investment Trust (Canada)	1,711	19,611
RLJ Lodging Trust	6,719	51,871
Safestore Holdings PLC (United Kingdom)	13,367	106,372
SBA Communications Corp.	5,960	1,609,021
Scentre Group (Australia)	6,275	6,040
Schroder Real Estate Investment Trust Ltd. (United Kingdom)	22,832	11,011
Segro PLC (United Kingdom)	4,858	45,986
Simon Property Group, Inc.	998	54,750
SL Green Realty Corp.	153	6,594
STAG Industrial, Inc.	2,923	65,826
Star Asia Investment Corp. (Japan)	11	8,721
Starhill Global REIT (Singapore)	62,500	19,070
Stockland (Australia)	11,805	18,290
STORE Capital Corp.	5,300	96,036
Sun Communities, Inc.	8,025	1,001,921
Terreno Realty Corp.	337	17,440
Tritax Big Box REIT PLC (United Kingdom)	9,859	13,744

A8

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
UDR, Inc.	847	$ 30,949
United Urban Investment Corp. (Japan)	16	15,926
Ventas, Inc.	3,212	86,082
Vicinity Centres (Australia)	8,689	5,488
Warehouses De Pauw CVA (Belgium)	1,197	34,305
Welltower, Inc.	624	28,567
Workspace Group PLC (United Kingdom)	3,524	33,239
		18,777,485
Food & Staples Retailing — 0.5%
Aeon Co. Ltd. (Japan)	1,737	38,538
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	41,392	975,019
Axfood AB (Sweden)	1,618	33,024
BJ’s Wholesale Club Holdings, Inc.*	2,697	68,693
Carrefour SA (France)	4,617	73,428
Casey’s General Stores, Inc.	1,886	249,876
cocokara fine, Inc. (Japan)	200	10,415
Coles Group Ltd. (Australia)	7,883	73,231
Costco Wholesale Corp.	6,346	1,809,435
Dairy Farm International Holdings Ltd. (Hong Kong)	16,398	75,212
Empire Co. Ltd. (Canada) (Class A Stock)	3,489	68,253
FamilyMart Co. Ltd. (Japan)	1,408	25,130
George Weston Ltd. (Canada)	537	38,399
Grocery Outlet Holding Corp.*	1,636	56,180
J Sainsbury PLC (United Kingdom)	11,508	29,952
Jeronimo Martins SGPS SA (Portugal)	3,703	66,860
Kesko OYJ (Finland) (Class B Stock)	884	50,290
Koninklijke Ahold Delhaize NV (Netherlands)	5,745	134,082
Kroger Co. (The)	3,919	118,040
Lawson, Inc. (Japan)	498	27,455
Loblaw Cos. Ltd. (Canada)	1,451	74,803
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	800	29,211
METRO AG (Germany)	11,449	98,274
Metro, Inc. (Canada)	844	34,131
Nihon Chouzai Co. Ltd. (Japan)	4,600	70,917
Seven & i Holdings Co. Ltd. (Japan)	47,866	1,595,492
Sundrug Co. Ltd. (Japan)	1,675	53,905
Sysco Corp.	3,645	166,321
Tesco PLC (United Kingdom)	16,020	45,198
Tsuruha Holdings, Inc. (Japan)	599	79,339
Walgreens Boots Alliance, Inc.	29,284	1,339,743
Walmart, Inc.	2,784	316,318
Welcia Holdings Co. Ltd. (Japan)	1,313	92,576
Wm Morrison Supermarkets PLC (United Kingdom)	10,167	22,329
Woolworths Group Ltd. (Australia)	5,075	109,477
		8,149,546
Food Products — 0.6%
Ajinomoto Co., Inc. (Japan)	867	16,090
Archer-Daniels-Midland Co.	903	31,768
Asian Citrus Holdings Ltd. (China)*^	287,000	4
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Associated British Foods PLC (United Kingdom)	2,498	$ 55,870
Austevoll Seafood ASA (Norway)	12,267	86,424
Barry Callebaut AG (Switzerland)	17	34,144
Calbee, Inc. (Japan)	2,183	59,323
Campbell Soup Co.(a)	974	44,960
China Fishery Group Ltd. (Hong Kong)*^	89,500	—
China Huishan Dairy Holdings Co. Ltd. (China)*^	209,000	—
China Mengniu Dairy Co. Ltd. (China)*	139,000	479,191
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (SGMX)	6	50,546
Chocoladefabriken Lindt & Spruengli AG (Switzerland), (XEQT)	1	87,146
Cloetta AB (Sweden) (Class B Stock)	2,129	5,025
Conagra Brands, Inc.	1,515	44,450
Danone SA (France)	11,427	735,868
Fuji Oil Holdings, Inc. (Japan)	1,900	45,583
General Mills, Inc.	1,847	97,466
Golden Agri-Resources Ltd. (Singapore)	47,300	4,647
Grieg Seafood ASA (Norway)	8,722	80,291
Hershey Co. (The)	857	113,552
Hormel Foods Corp.	835	38,944
Hostess Brands, Inc.*	4,505	48,023
House Foods Group, Inc. (Japan)	300	9,825
J.M. Smucker Co. (The)	620	68,820
J-Oil Mills, Inc. (Japan)	2,000	84,659
Kellogg Co.	669	40,133
Kerry Group PLC (Ireland) (Class A Stock)	331	38,345
Kikkoman Corp. (Japan)	921	39,288
Kraft Heinz Co. (The)	1,727	42,726
Lamb Weston Holdings, Inc.	1,945	111,060
Leroy Seafood Group ASA (Norway)	31,519	154,827
McCormick & Co., Inc.	324	45,752
MEIJI Holdings Co. Ltd. (Japan)	663	47,269
Mondelez International, Inc. (Class A Stock)	1,947	97,506
Morinaga Milk Industry Co. Ltd. (Japan)	2,500	96,411
Mowi ASA (Norway)	1,002	15,089
Nestle SA (Switzerland)	33,776	3,455,635
NH Foods Ltd. (Japan)	371	12,876
Nippon Flour Mills Co. Ltd. (Japan)	900	14,061
Nisshin Oillio Group Ltd. (The) (Japan)	3,500	118,471
Nissin Foods Holdings Co. Ltd. (Japan)	231	19,159
Nomad Foods Ltd. (United Kingdom)*	4,886	90,684
Norway Royal Salmon ASA (Norway)	520	10,391
Orkla ASA (Norway)	40,022	341,553
Post Holdings, Inc.*	1,236	102,551
Prima Meat Packers Ltd. (Japan)	5,100	115,983
Salmar ASA (Norway)	4,266	142,280
Saputo, Inc. (Canada)	694	16,688
Select Harvests Ltd. (Australia)	10,770	45,848
Showa Sangyo Co. Ltd. (Japan)	300	8,964
Tassal Group Ltd. (Australia)	2,410	5,175

A9

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products (cont’d.)
Tate & Lyle PLC (United Kingdom)	1,867	$ 15,112
Tenwow International Holdings Ltd. (China)*^	119,000	293
Tingyi Cayman Islands Holding Corp. (China)	206,000	335,180
Tongaat Hulett Ltd. (South Africa)*	8,260	1,028
Toyo Suisan Kaisha Ltd. (Japan)	232	11,222
Tyson Foods, Inc. (Class A Stock)	1,905	110,242
Viscofan SA (Spain)	702	38,517
Vitasoy International Holdings Ltd. (Hong Kong)	20,667	62,537
Want Want China Holdings Ltd. (China)	1,383,000	1,002,035
Warabeya Nichiyo Holdings Co. Ltd. (Japan)	1,900	30,672
WH Group Ltd. (Hong Kong), 144A	45,000	42,051
Wilmar International Ltd. (Singapore)	19,867	45,049
Yamazaki Baking Co. Ltd. (Japan)	3,711	77,560
		9,322,842
Gas Utilities — 0.2%
AltaGas Ltd. (Canada)	1,242	11,252
APA Group (Australia)	61,674	389,544
Atmos Energy Corp.	10,122	1,004,406
Enagas SA (Spain)	332	6,631
ENN Energy Holdings Ltd. (China)	33,000	318,265
Hong Kong & China Gas Co. Ltd. (Hong Kong)	286,436	470,021
Italgas SpA (Italy)	2,299	12,622
K&O Energy Group, Inc. (Japan)	1,500	20,734
Naturgy Energy Group SA (Spain)	1,628	28,745
ONE Gas, Inc.	1,820	152,188
Osaka Gas Co. Ltd. (Japan)	560	10,592
Snam SpA (Italy)	6,025	27,953
Tokyo Gas Co. Ltd. (Japan)	14,717	349,463
		2,802,416
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	10,645	839,997
ABIOMED, Inc.*	368	53,419
Alcon, Inc. (Switzerland)*	713	36,520
Align Technology, Inc.*	988	171,863
Arjo AB (Sweden) (Class B Stock)	7,723	38,324
Asahi Intecc Co. Ltd. (Japan)	1,574	39,083
Avanos Medical, Inc.*	1,827	49,201
Baxter International, Inc.	667	54,154
Becton, Dickinson & Co.	208	47,792
BioMerieux (France)	657	73,765
Boston Scientific Corp.*	57,844	1,887,450
Carl Zeiss Meditec AG (Germany)	479	46,447
Cochlear Ltd. (Australia)	698	79,980
Coloplast A/S (Denmark) (Class B Stock)	599	86,953
CONMED Corp.	1,298	74,336
ConvaTec Group PLC (United Kingdom), 144A	9,106	21,089
Cooper Cos., Inc. (The)	132	36,388
Danaher Corp.	643	88,998
DENTSPLY SIRONA, Inc.	830	32,229
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
DexCom, Inc.*	490	$ 131,942
DiaSorin SpA (Italy)	888	117,725
Eckert & Ziegler Strahlen- und Medizintechnik AG (Germany)	685	107,571
Edwards Lifesciences Corp.*	8,681	1,637,410
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,278	41,041
Getinge AB (Sweden) (Class B Stock)	167	3,189
Globus Medical, Inc. (Class A Stock)*	2,825	120,147
GN Store Nord A/S (Denmark)	741	32,970
Hill-Rom Holdings, Inc.	1,254	126,152
Hogy Medical Co. Ltd. (Japan)	4,000	124,952
Hologic, Inc.*	661	23,201
Hoya Corp. (Japan)	10,325	879,708
IDEXX Laboratories, Inc.*	542	131,294
Integra LifeSciences Holdings Corp.*	2,261	100,999
Intuitive Surgical, Inc.*	83	41,102
Koninklijke Philips NV (Netherlands)	4,254	171,504
Masimo Corp.*	596	105,564
Medtronic PLC	1,661	149,789
NuVasive, Inc.*	2,195	111,199
Olympus Corp. (Japan)	6,126	88,920
Pihsiang Machinery Manufacturing Co. Ltd. (Taiwan)*^	6,000	—
ResMed, Inc.	500	73,645
Siemens Healthineers AG (Germany), 144A	392	15,449
Smith & Nephew PLC (United Kingdom)	6,043	106,908
Sonova Holding AG (Switzerland)	616	110,565
STERIS PLC	4,413	617,688
Straumann Holding AG (Switzerland)	98	73,035
Stryker Corp.	364	60,602
Sysmex Corp. (Japan)	560	40,345
Teleflex, Inc.	704	206,173
Terumo Corp. (Japan)	325	11,187
Varian Medical Systems, Inc.*	196	20,121
West Pharmaceutical Services, Inc.	635	96,679
Zimmer Biomet Holdings, Inc.	363	36,692
		9,473,456
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc.*	3,913	71,804
Alfresa Holdings Corp. (Japan)	1,600	29,683
AmerisourceBergen Corp.	277	24,514
AMN Healthcare Services, Inc.*	1,029	59,486
Anthem, Inc.	7,483	1,698,940
Bastide le Confort Medical (France)*	2,057	71,658
Cardinal Health, Inc.	340	16,300
Cigna Corp.	11,351	2,011,170
CVS Health Corp.	3,145	186,593
DaVita, Inc.*	574	43,658
Fresenius Medical Care AG & Co. KGaA (Germany)	297	19,647
Fresenius SE & Co. KGaA (Germany)	1,746	64,607
Galenica AG (Switzerland), 144A	687	46,989
Harmonicare Medical Holdings Ltd. (China), 144A*^	20,000	2,385

A10

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
HCA Healthcare, Inc.	170	$ 15,274
Henry Schein, Inc.*	1,380	69,718
Humana, Inc.	4,439	1,393,935
Japan Lifeline Co. Ltd. (Japan)	2,800	35,226
Laboratory Corp. of America Holdings*	323	40,824
McKesson Corp.	506	68,442
Medipal Holdings Corp. (Japan)	539	10,109
Molina Healthcare, Inc.*	941	131,467
Quest Diagnostics, Inc.	494	39,668
Ramsay Health Care Ltd. (Australia)	551	19,370
Sonic Healthcare Ltd. (Australia)	67,804	1,009,531
Suzuken Co. Ltd. (Japan)	205	7,461
UnitedHealth Group, Inc.	1,407	350,878
Universal Health Services, Inc. (Class B Stock)	1,250	123,850
		7,663,187
Health Care Technology — 0.0%
Cerner Corp.	1,922	121,067
EMIS Group PLC (United Kingdom)	1,671	21,620
HMS Holdings Corp.*	2,442	61,709
M3, Inc. (Japan)	911	26,837
Pro Medicus Ltd. (Australia)	5,362	63,807
		295,040
Hotels, Restaurants & Leisure — 0.2%
Accor SA (France)	333	9,120
Aristocrat Leisure Ltd. (Australia)	2,256	29,331
bet-at-home.com AG (Germany)	295	8,879
Betsson AB (Sweden)*	6,863	27,463
Boyd Gaming Corp.	1,302	18,775
Cafe de Coral Holdings Ltd. (Hong Kong)	10,000	16,395
Chipotle Mexican Grill, Inc.*	1,974	1,291,786
Compass Group PLC (United Kingdom)	7,373	115,171
Dunkin’ Brands Group, Inc.	467	24,798
Flight Centre Travel Group Ltd. (Australia)	7,861	51,525
Flutter Entertainment PLC (Ireland)	241	21,751
Greggs PLC (United Kingdom)	6,169	123,391
GVC Holdings PLC (United Kingdom)	8,571	58,882
Hilton Worldwide Holdings, Inc.	323	22,041
InterContinental Hotels Group PLC (United Kingdom)	24,884	1,069,210
Marriott International, Inc. (Class A Stock)	124	9,276
Marriott Vacations Worldwide Corp.	1,399	77,756
McDonald’s Corp.	908	150,138
McDonald’s Holdings Co. Japan Ltd. (Japan)	260	11,736
MGM Resorts International	7,921	93,468
Norwegian Cruise Line Holdings Ltd.*	4,276	46,865
Oriental Land Co. Ltd. (Japan)	279	35,499
Papa John’s International, Inc.	1,312	70,021
Planet Fitness, Inc. (Class A Stock)*	1,174	57,174
Sodexo SA (France)	207	13,968
Starbucks Corp.	986	64,820
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Tabcorp Holdings Ltd. (Australia)	7,852	$ 12,167
Vail Resorts, Inc.	484	71,492
Wingstop, Inc.	587	46,784
Wynn Macau Ltd. (Macau)	24,056	36,160
Yum! Brands, Inc.	1,387	95,051
		3,780,893
Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	91,115	494,046
Bellway PLC (United Kingdom)	1,591	42,441
Berkeley Group Holdings PLC (United Kingdom)	3,450	153,793
Breville Group Ltd. (Australia)	4,224	43,742
Casio Computer Co. Ltd. (Japan)	1,328	18,499
D.R. Horton, Inc.	1,157	39,338
Electrolux AB (Sweden) (Class B Stock)	14,311	177,665
Garmin Ltd.	363	27,211
Helen of Troy Ltd.*	665	95,780
Husqvarna AB (Sweden) (Class B Stock)	9,304	46,768
KB Home	3,294	59,621
Lennar Corp. (Class A Stock)	1,489	56,880
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	78,134
Mohawk Industries, Inc.*	117	8,920
Neinor Homes SA (Spain), 144A*	4,901	37,690
NVR, Inc.*	25	64,228
Panasonic Corp. (Japan)	3,793	28,929
Persimmon PLC (United Kingdom)	600	14,194
PulteGroup, Inc.	1,692	37,765
Rinnai Corp. (Japan)	110	7,783
SEB SA (France)	880	110,041
Sekisui Chemical Co. Ltd. (Japan)	581	7,600
Sekisui House Ltd. (Japan)	6,111	100,977
Sony Corp. (Japan)	2,383	141,539
TomTom NV (Netherlands)*	14,871	116,377
TopBuild Corp.*	1,495	107,102
		2,117,063
Household Products — 0.4%
Church & Dwight Co., Inc.	771	49,483
Clorox Co. (The)	518	89,744
Colgate-Palmolive Co.	2,183	144,864
Essity AB (Sweden) (Class B Stock)	1,290	39,752
Henkel AG & Co. KGaA (Germany)	459	33,959
Kimberly-Clark Corp.	933	119,303
Lion Corp. (Japan)	1,849	39,439
Pigeon Corp. (Japan)	1,548	59,620
Procter & Gamble Co. (The)	32,070	3,527,700
Reckitt Benckiser Group PLC (United Kingdom)	25,409	1,934,917
Unicharm Corp. (Japan)	390	14,642
		6,053,423

A11

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp.	109,441	$ 1,488,398
Cikarang Listrindo Tbk PT (Indonesia), 144A	41,900	1,543
Electric Power Development Co. Ltd. (Japan)	365	7,377
Falck Renewables SpA (Italy)	767	4,050
Meridian Energy Ltd. (New Zealand)	5,252	12,598
Solaria Energia y Medio Ambiente SA (Spain)*	1,466	12,344
Uniper SE (Germany)	2,129	52,317
		1,578,627
Industrial Conglomerates — 0.1%
3M Co.	509	69,484
Alarko Holding A/S (Turkey)	1	—
Carlisle Cos., Inc.	845	105,862
CK Hutchison Holdings Ltd. (United Kingdom)	7,030	47,119
DCC PLC (United Kingdom)	169	10,658
Enka Insaat ve Sanayi A/S (Turkey)	1	1
General Electric Co.	5,657	44,917
Honeywell International, Inc.	8,570	1,146,580
Jardine Matheson Holdings Ltd. (Hong Kong)	159	8,060
Jardine Strategic Holdings Ltd. (Hong Kong)	759	16,678
Keihan Holdings Co. Ltd. (Japan)	248	11,025
Rheinmetall AG (Germany)	671	47,311
Roper Technologies, Inc.	72	22,450
Shun Tak Holdings Ltd. (Hong Kong)	170,000	57,749
Siemens AG (Germany)	2,714	230,921
Smiths Group PLC (United Kingdom)	1,024	15,387
Toshiba Corp. (Japan)	397	8,695
		1,842,897
Insurance — 0.6%
Admiral Group PLC (United Kingdom)	3,658	101,107
Aegon NV (Netherlands)	24,594	62,004
Aflac, Inc.	327	11,196
Ageas (Belgium)	1,238	51,216
AIA Group Ltd. (Hong Kong)	23,636	212,902
Allianz SE (Germany)	778	134,024
Allstate Corp. (The)	538	49,351
American Financial Group, Inc.	4,759	333,511
American International Group, Inc.	1,421	34,459
Aon PLC	4,200	693,168
Arthur J Gallagher & Co.	721	58,769
Assicurazioni Generali SpA (Italy)	4,093	55,858
Assurant, Inc.	339	35,286
Athene Holding Ltd. (Class A Stock)*	5,540	137,503
Aviva PLC (United Kingdom)	76,307	251,371
AXA SA (France)	2,439	42,054
Baloise Holding AG (Switzerland)	128	16,806
Beazley PLC (United Kingdom)	3,477	16,806
Brown & Brown, Inc.	4,124	149,371
Chubb Ltd.	459	51,266
Cincinnati Financial Corp.	1,919	144,789
CNP Assurances (France)	6,918	68,128
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Coface SA (France)	10,751	$ 69,396
Dai-ichi Life Holdings, Inc. (Japan)	1,243	14,866
Direct Line Insurance Group PLC (United Kingdom)	5,457	19,986
Everest Re Group Ltd.	231	44,449
Fairfax Financial Holdings Ltd. (Canada)	256	78,481
Gjensidige Forsikring ASA (Norway)	4,437	75,131
Globe Life, Inc.	1,269	91,330
Great-West Lifeco, Inc. (Canada)	782	13,508
Hannover Rueck SE (Germany)	309	44,461
Hanover Insurance Group, Inc. (The)	707	64,040
Harel Insurance Investments & Financial Services Ltd. (Israel)	2,015	11,015
Hartford Financial Services Group, Inc. (The)	590	20,792
Hiscox Ltd. (United Kingdom)	1,526	17,443
iA Financial Corp., Inc. (Canada)	2,038	64,067
Insurance Australia Group Ltd. (Australia)	3,648	13,853
Intact Financial Corp. (Canada)	581	50,215
Japan Post Holdings Co. Ltd. (Japan)	6,003	47,002
Japan Post Insurance Co. Ltd. (Japan)	3,813	47,043
Kemper Corp.	1,681	125,016
Legal & General Group PLC (United Kingdom)	15,905	37,740
Lincoln National Corp.	12,627	332,343
Loews Corp.	220	7,663
Manulife Financial Corp. (Canada)	9,443	118,566
Marsh & McLennan Cos., Inc.	13,629	1,178,363
Medibank Private Ltd. (Australia)	14,405	23,531
MetLife, Inc.	1,269	38,793
MS&AD Insurance Group Holdings, Inc. (Japan)	1,128	31,530
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	327	65,708
NN Group NV (Netherlands)(a)	1,886	50,371
Poste Italiane SpA (Italy), 144A	22,021	187,311
Primerica, Inc.	959	84,852
Progressive Corp. (The)	915	67,564
Prudential PLC (United Kingdom)	786	9,973
QBE Insurance Group Ltd. (Australia)	9,414	50,054
Reinsurance Group of America, Inc.	2,373	199,664
RenaissanceRe Holdings Ltd. (Bermuda)	495	73,913
RSA Insurance Group PLC (United Kingdom)	3,241	16,817
Sampo OYJ (Finland) (Class A Stock)	355	10,384
SCOR SE (France)	53,930	1,190,511
Sompo Holdings, Inc. (Japan)	460	14,243
Sony Financial Holdings, Inc. (Japan)	1,005	16,999
Sun Life Financial, Inc. (Canada)	1,490	47,930
Suncorp Group Ltd. (Australia)	4,458	24,982
Swiss Life Holding AG (Switzerland)	3,107	1,056,577
Swiss Re AG (Switzerland)	615	47,352
T&D Holdings, Inc. (Japan)	1,044	8,463
Tokio Marine Holdings, Inc. (Japan)	1,046	48,033

A12

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Tryg A/S (Denmark)	822	$ 20,144
Unum Group	17,891	268,544
W.R. Berkley Corp.	2,430	126,773
Willis Towers Watson PLC	1,253	212,822
Zurich Insurance Group AG (Switzerland)	266	93,886
		9,385,438
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class A Stock)*	2,156	2,505,164
Alphabet, Inc. (Class C Stock)*	4,397	5,112,876
Auto Trader Group PLC (United Kingdom), 144A	20,282	109,691
Facebook, Inc. (Class A Stock)*	17,246	2,876,633
Gree, Inc. (Japan)	19,300	74,649
Kakaku.com, Inc. (Japan)	3,691	67,803
LINE Corp. (Japan)*	483	23,397
New Work SE (Germany)	542	116,887
REA Group Ltd. (Australia)	947	44,636
Scout24 AG (Germany), 144A	1,818	109,408
Z Holdings Corp. (Japan)	5,720	18,397
		11,059,541
Internet & Direct Marketing Retail — 0.5%
Amazon.com, Inc.*	3,246	6,328,791
ASKUL Corp. (Japan)	700	20,754
boohoo Group PLC (United Kingdom)*	33,371	79,150
Booking Holdings, Inc.*	84	113,007
Delivery Hero SE (Germany), 144A*	339	24,859
eBay, Inc.	41,239	1,239,644
Expedia Group, Inc.	2,013	113,272
HelloFresh SE (Germany)*	1,133	38,070
Just Eat Takeaway (Netherlands), 144A*	151	11,390
Moneysupermarket.com Group PLC (United Kingdom)	86,816	325,316
On the Beach Group PLC (United Kingdom), 144A	6,544	17,860
Prosus NV (China)*	658	45,828
Takkt AG (Germany)	4,373	34,114
Zalando SE (Germany), 144A*	2,115	80,547
ZOZO, Inc. (Japan)	5,546	74,270
		8,546,872
IT Services — 0.9%
Accenture PLC (Class A Stock)	8,382	1,368,445
Adyen NV (Netherlands), 144A*	23	19,544
Akamai Technologies, Inc.*	542	49,588
Alliance Data Systems Corp.	9,220	310,253
Amadeus IT Group SA (Spain)	1,669	79,269
Appen Ltd. (Australia)	961	11,569
Atea ASA (Norway)*	1,780	14,934
Atos SE (France)	2,675	180,209
Automatic Data Processing, Inc.	4,315	589,774
Bechtle AG (Germany)	327	41,360
Booz Allen Hamilton Holding Corp.	1,943	133,367
Broadridge Financial Solutions, Inc.	430	40,777
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
CACI International, Inc. (Class A Stock)*	738	$ 155,829
CANCOM SE (Germany)	1,486	62,779
Capgemini SE (France)	3,349	281,413
CGI, Inc. (Canada)*	11,888	643,606
Cognizant Technology Solutions Corp. (Class A Stock)	1,534	71,285
Computacenter PLC (United Kingdom)	2,678	47,594
DXC Technology Co.	24,629	321,408
Edenred (France)	575	24,122
Fidelity National Information Services, Inc.	9,707	1,180,759
Fiserv, Inc.*	1,022	97,080
FleetCor Technologies, Inc.*	148	27,608
Fujitsu Ltd. (Japan)	8,541	774,841
Gartner, Inc.*	476	47,395
Global Payments, Inc.	469	67,644
Ines Corp. (Japan)	10,400	130,563
International Business Machines Corp.	3,965	439,837
Itochu Techno-Solutions Corp. (Japan)	755	21,607
Jack Henry & Associates, Inc.	338	52,471
Kanematsu Electronics Ltd. (Japan)	4,500	142,113
KBR, Inc.	3,884	80,321
Leidos Holdings, Inc.	2,988	273,850
Mastercard, Inc. (Class A Stock)	1,247	301,225
Mitsubishi Research Institute, Inc. (Japan)	7,400	225,406
Nihon Unisys Ltd. (Japan)	2,800	75,065
Nomura Research Institute Ltd. (Japan)	2,250	47,674
NTT Data Corp. (Japan)	38,869	374,577
Obic Co. Ltd. (Japan)	173	22,728
Okta, Inc.*	1,883	230,216
Paychex, Inc.	429	26,993
PayPal Holdings, Inc.*	19,592	1,875,738
Perspecta, Inc.	4,313	78,669
Reply SpA (Italy)	596	36,542
Shopify, Inc. (Canada) (Class A Stock)*	127	53,209
Sopra Steria Group (France)	670	73,011
TIS, Inc. (Japan)	9,600	158,884
Transcosmos, Inc. (Japan)	4,300	76,017
VeriSign, Inc.*	7,904	1,423,431
Visa, Inc. (Class A Stock)(a)	10,963	1,766,359
Western Union Co. (The)	2,984	54,100
Wirecard AG (Germany)	110	12,631
Wix.com Ltd. (Israel)*	558	56,258
Worldline SA (France), 144A*	276	16,128
		14,768,075
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	606	29,404
Brunswick Corp.	2,272	80,360
Callaway Golf Co.	2,463	25,172
Games Workshop Group PLC (United Kingdom)	1,089	58,316
Sankyo Co. Ltd. (Japan)	366	10,669
Sega Sammy Holdings, Inc. (Japan)	612	7,425
Shimano, Inc. (Japan)	49	7,013
Universal Entertainment Corp. (Japan)	2,800	42,122

A13

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Leisure Products (cont’d.)
YETI Holdings, Inc.*	2,584	$ 50,440
		310,921
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	308	22,059
Bachem Holding AG (Switzerland)	209	42,161
Bio-Rad Laboratories, Inc. (Class A Stock)*	527	184,745
Biotage AB (Sweden)	6,565	65,945
Charles River Laboratories International, Inc.*	1,231	155,365
CMIC Holdings Co. Ltd. (Japan)	300	3,994
EPS Holdings, Inc. (Japan)	3,000	31,317
Eurofins Scientific SE (Luxembourg)	21	10,415
Gerresheimer AG (Germany)	15,106	960,143
Illumina, Inc.*	3,336	911,128
IQVIA Holdings, Inc.*	8,179	882,187
Lonza Group AG (Switzerland)*	146	60,641
Mettler-Toledo International, Inc.*	125	86,314
PerkinElmer, Inc.	1,948	146,645
PRA Health Sciences, Inc.*	1,874	155,617
QIAGEN NV, (NYSE)*	2,069	86,070
QIAGEN NV, (TRQX)*	27,070	1,107,944
Sartorius Stedim Biotech (France)	3,632	730,082
Siegfried Holding AG (Switzerland)*	330	133,140
Syneos Health, Inc.*	1,787	70,444
Tecan Group AG (Switzerland)	345	103,701
Thermo Fisher Scientific, Inc.	434	123,082
Waters Corp.*	436	79,374
		6,152,513
Machinery — 0.2%
Alstom SA (France)	930	39,022
ANDRITZ AG (Austria)	1,486	46,896
Atlas Copco AB (Sweden) (Class A Stock)	1,516	50,782
Atlas Copco AB (Sweden) (Class B Stock)	763	22,425
Bodycote PLC (United Kingdom)	4,247	29,736
Caterpillar, Inc.	309	35,856
Cummins, Inc.	394	53,316
Daiwa Industries Ltd. (Japan)	3,100	26,905
Deere & Co.	101	13,954
Donaldson Co., Inc.	1,678	64,821
Dover Corp.	109	9,149
Electrolux Professional AB (Sweden) (Class B Stock)*	940	2,708
Epiroc AB (Sweden) (Class A Stock)	2,123	20,914
Epiroc AB (Sweden) (Class B Stock)	2,112	20,815
FANUC Corp. (Japan)	98	13,210
Flowserve Corp.	784	18,730
Fortive Corp.	482	26,602
Glory Ltd. (Japan)	5,300	122,130
Graco, Inc.	2,905	141,561
Hisaka Works Ltd. (Japan)	2,400	16,433
Hoshizaki Corp. (Japan)	287	21,550
IDEX Corp.	1,159	160,070
Illinois Tool Works, Inc.	395	56,137
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
IMI PLC (United Kingdom)	13,050	$ 120,930
Ingersoll Rand, Inc.*	4,053	100,514
Kardex AG (Switzerland)	175	24,431
Knorr-Bremse AG (Germany)	659	58,688
Komatsu Ltd. (Japan)	860	14,076
Kone OYJ (Finland) (Class B Stock)	631	35,838
Krones AG (Germany)	254	13,685
Kubota Corp. (Japan)	863	11,033
Kurita Water Industries Ltd. (Japan)	359	8,323
Kyokuto Kaihatsu Kogyo Co. Ltd. (Japan)	6,600	72,078
MINEBEA MITSUMI, Inc. (Japan)	735	10,919
MISUMI Group, Inc. (Japan)	2,416	52,560
Mitsubishi Heavy Industries Ltd. (Japan)	461	11,610
NGK Insulators Ltd. (Japan)	639	8,403
Nordson Corp.	682	92,118
Noritake Co. Ltd. (Japan)	4,100	130,595
Organo Corp. (Japan)	2,900	146,975
PACCAR, Inc.	385	23,535
Parker-Hannifin Corp.	278	36,065
Rexnord Corp.	4,685	106,209
Sandvik AB (Sweden)	547	7,694
Schindler Holding AG (Switzerland)	82	17,274
Schindler Holding AG (Switzerland), (Part. Cert.)	93	20,321
SMC Corp. (Japan)	50	21,023
Snap-on, Inc.	255	27,749
Spirax-Sarco Engineering PLC (United Kingdom)	279	28,136
Stanley Black & Decker, Inc.	170	17,000
Techtronic Industries Co. Ltd. (Hong Kong)	7,179	46,230
Timken Co. (The)	3,419	110,570
Toro Co. (The)	1,065	69,321
Valmet OYJ (Finland)	3,134	61,562
VAT Group AG (Switzerland), 144A*	1,048	144,989
Volvo AB (Sweden) (Class B Stock)	1,839	22,070
Westinghouse Air Brake Technologies Corp.	1,017	48,948
Xylem, Inc.	132	8,597
Yangzijiang Shipbuilding Holdings Ltd. (China)	67,690	39,419
		2,783,210
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	75	62,670
AP Moller - Maersk A/S (Denmark) (Class B Stock)	71	63,219
Kuehne + Nagel International AG (Switzerland)	660	90,458
Nippon Yusen KK (Japan)	591	6,993
		223,340
Media — 0.3%
Altice Europe NV (Netherlands)*	6,616	25,615
Cable One, Inc.	74	121,657

A14

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Charter Communications, Inc. (Class A Stock)*	293	$ 127,839
Comcast Corp. (Class A Stock)	12,516	430,300
CyberAgent, Inc. (Japan)	1,453	56,361
Dentsu Group, Inc. (Japan)	1,694	32,630
Discovery, Inc. (Class A Stock)*(a)	3,744	72,783
Discovery, Inc. (Class C Stock)*	4,439	77,860
Euromoney Institutional Investor PLC (United Kingdom)	2,385	23,954
Eutelsat Communications SA (France)	622	6,513
Fox Corp. (Class A Stock)	2,541	60,044
Fox Corp. (Class B Stock)	2,556	58,481
Hakuhodo DY Holdings, Inc. (Japan)	4,200	42,316
Informa PLC (United Kingdom)	1,979	10,758
Interpublic Group of Cos., Inc. (The)	5,594	90,567
JCDecaux SA (France)	590	10,746
Liberty Broadband Corp. (Class C Stock) *	5,836	646,162
Liberty Global PLC (United Kingdom) (Class C Stock)*	62,320	979,047
News Corp. (Class A Stock)	86,380	775,261
News Corp. (Class B Stock)	2,332	20,965
Nexstar Media Group, Inc. (Class A Stock)	1,246	71,932
Omnicom Group, Inc.(a)	831	45,622
Pearson PLC (United Kingdom)	1,706	11,684
Publicis Groupe SA (France)	1,014	29,073
Quebecor, Inc. (Canada) (Class B Stock)	643	14,214
Schibsted ASA (Norway) (Class B Stock)	3,442	61,347
Shaw Communications, Inc. (Canada) (Class B Stock)	822	13,335
SKY Perfect JSAT Holdings, Inc. (Japan)	21,800	77,190
TEGNA, Inc.	2,037	22,122
ViacomCBS, Inc. (Class B Stock)	1,835	25,708
WPP PLC (United Kingdom)	1,924	13,094
		4,055,180
Metals & Mining — 0.2%
Agnico Eagle Mines Ltd. (Canada)	380	15,170
Aichi Steel Corp. (Japan)	500	14,518
ArcelorMittal SA (Luxembourg)	10,678	101,629
Asahi Holdings, Inc. (Japan)	600	12,570
Barrick Gold Corp. (Canada)	2,435	44,745
BHP Group Ltd. (Australia)	2,185	38,741
BHP Group PLC (Australia)	1,421	21,985
BlueScope Steel Ltd. (Australia)	12,894	68,418
Commercial Metals Co.	3,375	53,291
Constellium SE*	4,871	25,378
Evolution Mining Ltd. (Australia)	22,332	52,336
Evraz PLC (Russia)	12,022	34,244
Fortescue Metals Group Ltd. (Australia)	4,776	29,331
Franco-Nevada Corp. (Canada)	393	39,266
Glencore PLC (Switzerland)*	49,251	74,577
Hitachi Metals Ltd. (Japan)	1,072	11,279
IGO Ltd. (Australia)	30,856	79,927
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Iluka Resources Ltd. (Australia)	5,097	$ 21,703
Kinross Gold Corp. (Canada)*	3,708	14,887
Kirkland Lake Gold Ltd. (Canada)	11,711	344,931
Mitsubishi Materials Corp. (Japan)	2,712	55,294
Newmont Corp.	1,518	68,735
Nippon Light Metal Holdings Co. Ltd. (Japan)	98,300	152,655
Northern Star Resources Ltd. (Australia)	6,046	38,999
Nucor Corp.	1,185	42,684
Perseus Mining Ltd. (Australia)*	64,640	36,775
Ramelius Resources Ltd. (Australia)	62,451	38,903
Regis Resources Ltd. (Australia)	109,606	245,841
Rio Tinto Ltd. (Australia)	15,408	790,763
Rio Tinto PLC (Australia)	1,278	58,480
Rio Tinto PLC (Australia), ADR	19,197	874,615
Sandstorm Gold Ltd. (Canada)*	6,640	33,266
Saracen Mineral Holdings Ltd. (Australia)*	13,290	30,037
South32 Ltd. (Australia)	8,412	8,985
Torex Gold Resources, Inc. (Canada)*	11,700	113,317
voestalpine AG (Austria)	2,009	40,746
Westgold Resources Ltd. (Australia)*	16,785	19,449
Wheaton Precious Metals Corp. (Canada)	728	20,035
		3,768,505
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc. (Class A Stock)	884	16,460
KKR Real Estate Finance Trust, Inc.	704	10,567
PennyMac Mortgage Investment Trust	5,263	55,893
Two Harbors Investment Corp.	8,954	34,115
		117,035
Multiline Retail — 0.2%
B&M European Value Retail SA (United Kingdom)	2,870	9,751
Dollar General Corp.	1,139	172,000
Dollar Tree, Inc.*	277	20,351
Dollarama, Inc. (Canada)	1,530	42,444
Europris ASA (Norway), 144A	9,595	27,936
Harvey Norman Holdings Ltd. (Australia)	186,268	336,162
Izumi Co. Ltd. (Japan)	4,400	121,334
J Front Retailing Co. Ltd. (Japan)	7,538	62,465
Kohl’s Corp.	11,631	169,696
Macy’s, Inc.(a)	28,040	137,677
Marks & Spencer Group PLC (United Kingdom)	25,115	30,698
Next PLC (United Kingdom)	1,014	50,849
Nordstrom, Inc.(a)	2,832	43,443
Ryohin Keikaku Co. Ltd. (Japan)	5,687	63,984
Target Corp.	15,697	1,459,350
Wesfarmers Ltd. (Australia)	3,241	69,037
		2,817,177

A15

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Multi-Utilities — 0.5%
A2A SpA (Italy)	111,655	$ 138,872
AGL Energy Ltd. (Australia)	1,384	14,443
Algonquin Power & Utilities Corp. (Canada)	2,508	33,772
Ameren Corp.	6,021	438,509
Atco Ltd. (Canada) (Class I Stock)	914	25,310
Canadian Utilities Ltd. (Canada) (Class A Stock)	1,152	27,537
CenterPoint Energy, Inc.	19,262	297,598
CMS Energy Corp.	30,781	1,808,384
Consolidated Edison, Inc.	6,548	510,744
Dominion Energy, Inc.	1,061	76,594
DTE Energy Co.	16,156	1,534,335
E.ON SE (Germany)	4,630	48,077
Engie SA (France)	4,460	46,020
Hera SpA (Italy)	17,012	61,660
Iren SpA (Italy)	32,923	81,721
National Grid PLC (United Kingdom)	158,467	1,853,699
NiSource, Inc.	1,024	25,569
Public Service Enterprise Group, Inc.	3,555	159,655
REN - Redes Energeticas Nacionais SGPS SA (Portugal)	9,749	24,903
RWE AG (Germany)	1,426	37,388
Sempra Energy	10,977	1,240,291
Suez (France)	6,739	68,692
Veolia Environnement SA (France)	3,986	85,132
WEC Energy Group, Inc.	710	62,572
		8,701,477
Oil, Gas & Consumable Fuels — 0.7%
Beach Energy Ltd. (Australia)	58,672	41,052
BP PLC (United Kingdom)	33,723	140,697
Caltex Australia Ltd. (Australia)	3,190	43,392
Canadian Natural Resources Ltd. (Canada)	7,380	100,949
Cenovus Energy, Inc. (Canada)	46,103	93,038
Cheniere Energy, Inc.*	40,379	1,352,696
Chevron Corp.	6,103	442,223
China Aviation Oil Singapore Corp. Ltd. (Singapore)	35,100	21,015
Devon Energy Corp.	16,651	115,058
Enbridge, Inc. (Canada)	57,062	1,661,622
Eni SpA (Italy)	6,745	68,239
EOG Resources, Inc.	2,293	82,365
Euronav NV (Belgium)	5,218	58,859
Exxon Mobil Corp.	1,282	48,678
Gaztransport Et Technigaz SA (France)	1,084	79,580
Genel Energy PLC (United Kingdom)	23,900	25,819
HollyFrontier Corp.	2,967	72,721
Idemitsu Kosan Co. Ltd. (Japan)	1,294	29,463
Imperial Oil Ltd. (Canada)	8,828	99,803
Inpex Corp. (Japan)	11,776	65,578
JXTG Holdings, Inc. (Japan)	28,002	95,279
Keyera Corp. (Canada)	9,300	86,438
Kinder Morgan, Inc.	24,426	340,010
Koninklijke Vopak NV (Netherlands)	273	14,059
Magellan Midstream Partners LP, MLP	3,268	119,249
Marathon Petroleum Corp.	19,332	456,622
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Neste OYJ (Finland)	21,754	$ 737,784
NewOcean Energy Holdings Ltd. (Hong Kong)*	268,000	39,670
OMV AG (Austria)	5,078	139,612
ONEOK, Inc.	7,505	163,684
Ovintiv, Inc.(a)	31,246	85,703
Parsley Energy, Inc. (Class A Stock)	7,935	45,468
Pembina Pipeline Corp. (Canada)	21,101	395,841
Repsol SA (Spain)	12,967	118,801
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	4,099	71,513
Royal Dutch Shell PLC (Netherlands) (Class A Stock), (XEQT)	6,946	124,855
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,472	58,070
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	2,234	72,962
Santos Ltd. (Australia)	22,653	47,024
Sugih Energy Tbk PT (Indonesia)*^	660,500	—
Suncor Energy, Inc. (Canada)	2,590	41,335
Targa Resources Corp.	8,705	60,152
TC Energy Corp. (Canada)	35,297	1,568,839
TOTAL SA (France)	5,551	212,458
Valero Energy Corp.	23,188	1,051,808
Viper Energy Partners LP	2,459	16,303
Williams Cos., Inc. (The)	31,037	439,174
Woodside Petroleum Ltd. (Australia)	2,080	23,024
WPX Energy, Inc.*	8,425	25,696
		11,294,280
Paper & Forest Products — 0.0%
Miquel y Costas & Miquel SA (Spain)	654	8,285
Mondi PLC (United Kingdom)	1,553	26,220
UPM-Kymmene OYJ (Finland)	362	9,922
		44,427
Personal Products — 0.1%
Beiersdorf AG (Germany)	746	75,822
BellRing Brands, Inc. (Class A Stock)*	3,268	55,719
Coty, Inc. (Class A Stock)	34,914	180,156
Estee Lauder Cos., Inc. (The) (Class A Stock)	654	104,208
Kao Corp. (Japan)	860	70,401
Kobayashi Pharmaceutical Co. Ltd. (Japan)	301	27,976
Kose Corp. (Japan)	574	70,187
L’Oreal SA (France)	703	185,763
Pola Orbis Holdings, Inc. (Japan)	3,888	71,993
Rohto Pharmaceutical Co. Ltd. (Japan)	1,800	49,183
Shiseido Co. Ltd. (Japan)	1,606	94,724
Unilever NV (United Kingdom)	3,545	174,609
Unilever PLC (United Kingdom)	3,098	156,396
Unilever PLC (United Kingdom), ADR(a)	6,610	334,268
		1,651,405

A16

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 1.0%
Allergan PLC	615	$ 108,917
Astellas Pharma, Inc. (Japan)	58,562	907,324
AstraZeneca PLC (United Kingdom)	17,106	1,537,253
Bausch Health Cos., Inc.*	4,100	63,541
Bayer AG (Germany)	2,124	122,881
Bristol-Myers Squibb Co.	3,718	207,241
Catalent, Inc.*	4,894	254,243
China Animal Healthcare Ltd. (China)*^	24,000	31
Chugai Pharmaceutical Co. Ltd. (Japan)	11,724	1,360,575
Daiichi Sankyo Co. Ltd. (Japan)	752	51,660
Daito Pharmaceutical Co. Ltd. (Japan)	3,900	106,811
Eisai Co. Ltd. (Japan)	1,836	135,044
Elanco Animal Health, Inc.*	30,631	685,828
Eli Lilly & Co.	1,289	178,810
Faes Farma SA (Spain)	9,181	35,723
GlaxoSmithKline PLC (United Kingdom)	12,727	239,857
Indivior PLC (United Kingdom)*	5,277	2,979
Ipsen SA (France)	2,755	142,931
Johnson & Johnson	4,222	553,631
Kaken Pharmaceutical Co. Ltd. (Japan)	3,500	162,304
KYORIN Holdings, Inc. (Japan)	5,700	116,000
Kyowa Kirin Co. Ltd. (Japan)	611	13,647
Merck & Co., Inc.	3,736	287,448
Merck KGaA (Germany)	702	71,894
Mylan NV*	12,920	192,637
Nichi-iko Pharmaceutical Co. Ltd. (Japan)	400	5,278
Nippon Shinyaku Co. Ltd. (Japan)	173	13,652
Novartis AG (Switzerland)	5,059	416,454
Novo Nordisk A/S (Denmark) (Class B Stock)	33,649	2,025,247
Ono Pharmaceutical Co. Ltd. (Japan)	560	12,626
Orexo AB (Sweden)*	8,624	48,193
Orion OYJ (Finland) (Class B Stock)	1,931	78,813
Otsuka Holdings Co. Ltd. (Japan)	1,138	44,607
Perrigo Co. PLC	374	17,986
Pfizer, Inc.	5,740	187,354
Prestige Consumer Healthcare, Inc.*	2,100	77,028
Recordati SpA (Italy)	441	18,677
Roche Holding AG (Switzerland)	6,939	2,247,380
Sanofi (France)	15,090	1,316,688
Santen Pharmaceutical Co. Ltd. (Japan)	1,068	18,241
Sawai Pharmaceutical Co. Ltd. (Japan)	7,600	405,354
Shionogi & Co. Ltd. (Japan)	28,396	1,399,119
Sumitomo Dainippon Pharma Co. Ltd. (Japan)	3,489	45,120
Taisho Pharmaceutical Holdings Co. Ltd. (Japan)	269	16,502
Takeda Pharmaceutical Co. Ltd. (Japan)	1,503	45,745
Teva Pharmaceutical Industries Ltd. (Israel), ADR*(a)	7,402	66,470
UCB SA (Belgium)	566	49,082
Vifor Pharma AG (Switzerland)	190	26,224
Virbac SA (France)*	133	23,713
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.	1,083	$ 127,458
		16,272,221
Professional Services — 0.2%
Adecco Group AG (Switzerland)	852	33,581
Applus Services SA (Spain)	12,656	81,303
ASGN, Inc.*	2,016	71,205
BayCurrent Consulting, Inc. (Japan)	200	9,378
Bureau Veritas SA (France)	874	16,582
Equifax, Inc.	326	38,941
Experian PLC (United Kingdom)	2,440	67,443
Funai Soken Holdings, Inc. (Japan)	300	5,975
IHS Markit Ltd.	25,661	1,539,660
Intertek Group PLC (United Kingdom)	464	27,060
IPH Ltd. (Australia)	15,996	70,592
Nielsen Holdings PLC	2,605	32,667
Persol Holdings Co. Ltd. (Japan)	6,057	60,950
Randstad NV (Netherlands)	1,766	61,809
Recruit Holdings Co. Ltd. (Japan)	5,143	133,706
RELX PLC (United Kingdom)	5,295	113,505
Robert Half International, Inc.	2,749	103,775
SEEK Ltd. (Australia)	1,656	15,001
SGS SA (Switzerland)	40	93,059
Teleperformance (France)	163	34,016
Thomson Reuters Corp. (Canada)	675	45,988
Verisk Analytics, Inc.	383	53,382
Wolters Kluwer NV (Netherlands)	5,636	398,419
		3,107,997
Real Estate Management & Development — 0.2%
Allreal Holding AG (Switzerland)*	820	152,039
Aroundtown SA (Germany)	3,893	19,494
Azrieli Group Ltd. (Israel)	1,375	79,502
Bayside Land Corp. (Israel)	27	15,818
CapitaLand Ltd. (Singapore)	3,357	6,714
Castellum AB (Sweden)	1,158	19,576
CBRE Group, Inc. (Class A Stock)*	2,409	90,843
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	54,246
City Developments Ltd. (Singapore)	1,708	8,669
CK Asset Holdings Ltd. (Hong Kong)	1,842	10,396
Cushman & Wakefield PLC*	3,935	46,197
Daito Trust Construction Co. Ltd. (Japan)	372	34,455
Daiwa House Industry Co. Ltd. (Japan)	31,207	773,942
Deutsche Wohnen SE (Germany)	493	18,824
Dios Fastigheter AB (Sweden)	8,845	58,940
Entra ASA (Norway), 144A	3,444	41,039
Fabege AB (Sweden)	10,949	140,103
Goldcrest Co. Ltd. (Japan)	5,900	88,692
Hang Lung Properties Ltd. (Hong Kong)	3,406	6,923
Henderson Land Development Co. Ltd. (Hong Kong)	5,726	21,710
Hongkong Land Holdings Ltd. (Hong Kong)	4,646	17,433
Hulic Co. Ltd. (Japan)	1,977	20,150

A17

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Hysan Development Co. Ltd. (Hong Kong)	20,000	$ 64,935
Ichigo, Inc. (Japan)	2,700	6,201
IWG PLC (Switzerland)	3,901	8,327
K Wah International Holdings Ltd. (Hong Kong)	239,000	102,608
Kungsleden AB (Sweden)	1,230	9,279
Lendlease Group (Australia)	1,744	11,054
Mingfa Group International Co. Ltd. (Hong Kong)*^	88,000	1
Mitsubishi Estate Co. Ltd. (Japan)	625	9,237
Mitsui Fudosan Co. Ltd. (Japan)	568	9,831
Nomura Real Estate Holdings, Inc. (Japan)	2,178	35,247
Open House Co. Ltd. (Japan)	800	16,529
Selvaag Bolig ASA (Norway)	1,416	6,173
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	3,002
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)*	20,522	7,602
Sino Land Co. Ltd. (Hong Kong)	26,582	33,540
St. Modwen Properties PLC (United Kingdom)	2,340	9,619
Sumitomo Realty & Development Co. Ltd. (Japan)	1,938	47,348
Sun Hung Kai Properties Ltd. (Hong Kong)	966	12,701
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	2,500	16,017
Swiss Prime Site AG (Switzerland)*	408	40,075
TAG Immobilien AG (Germany)	94	1,860
Takara Leben Co. Ltd. (Japan)	8,800	28,442
Tokyu Fudosan Holdings Corp. (Japan)	1,916	9,210
UOL Group Ltd. (Singapore)	6,724	31,092
Vonovia SE (Germany)	1,003	49,534
Watkin Jones PLC (United Kingdom)	5,367	10,249
Wheelock & Co. Ltd. (Hong Kong)	4,508	30,550
Yanlord Land Group Ltd. (Singapore)	167,800	115,438
		2,451,406
Road & Rail — 0.2%
Aurizon Holdings Ltd. (Australia)	110,827	288,300
Canadian National Railway Co. (Canada)	664	51,915
Canadian Pacific Railway Ltd. (Canada)	3,899	860,395
Central Japan Railway Co. (Japan)	270	43,225
CSX Corp.	284	16,273
East Japan Railway Co. (Japan)	230	17,433
Go-Ahead Group PLC (The) (United Kingdom)	691	7,131
Hamakyorex Co. Ltd. (Japan)	1,000	24,368
Hankyu Hanshin Holdings, Inc. (Japan)	1,348	45,358
J.B. Hunt Transport Services, Inc.	90	8,301
Kansas City Southern	273	34,720
Keikyu Corp. (Japan)	408	6,884
Keio Corp. (Japan)	143	8,457
	Shares	Value
Common Stocks (continued)
Road & Rail (cont’d.)
Keisei Electric Railway Co. Ltd. (Japan)	294	$ 8,493
Kintetsu Group Holdings Co. Ltd. (Japan)	217	10,057
Kyushu Railway Co. (Japan)	299	8,592
MTR Corp. Ltd. (Hong Kong)	2,053	10,579
Nagoya Railroad Co. Ltd. (Japan)	401	11,243
Nikkon Holdings Co. Ltd. (Japan)	7,500	146,491
Norfolk Southern Corp.	728	106,288
Odakyu Electric Railway Co. Ltd. (Japan)	499	10,997
Old Dominion Freight Line, Inc.	1,748	229,442
Saia, Inc.*	892	65,598
Seibu Holdings, Inc. (Japan)	831	9,168
Stagecoach Group PLC (United Kingdom)	9,098	7,795
Tobu Railway Co. Ltd. (Japan)	292	10,238
Tokyu Corp. (Japan)	776	12,211
Union Pacific Corp.	5,147	725,933
Werner Enterprises, Inc.	2,532	91,810
West Japan Railway Co. (Japan)	210	14,363
		2,892,058
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc.*	10,313	469,035
Advantest Corp. (Japan)	1,606	63,616
Analog Devices, Inc.	152	13,627
Applied Materials, Inc.	1,884	86,325
ASM International NV (Netherlands)	6,199	623,172
ASM Pacific Technology Ltd. (Hong Kong)	700	6,479
ASML Holding NV (Netherlands)	718	190,336
BE Semiconductor Industries NV (Netherlands)	2,505	75,262
Broadcom, Inc.	445	105,509
Cypress Semiconductor Corp.	2,602	60,679
Dialog Semiconductor PLC (United Kingdom)*	1,543	40,961
Disco Corp. (Japan)	78	15,418
Elmos Semiconductor AG (Germany)	2,879	60,220
Entegris, Inc.	3,633	162,649
Intel Corp.	7,174	388,257
KLA Corp.	122	17,536
Lam Research Corp.	4,989	1,197,360
Lattice Semiconductor Corp.*	4,030	71,815
MACOM Technology Solutions Holdings, Inc.*	3,809	72,104
Marvell Technology Group Ltd.	1,697	38,403
Maxim Integrated Products, Inc.	811	39,423
Microchip Technology, Inc.	637	43,189
Micron Technology, Inc.*	1,281	53,879
MKS Instruments, Inc.	1,809	147,343
NVIDIA Corp.	8,887	2,342,613
NXP Semiconductors NV (Netherlands)	296	24,547
Qorvo, Inc.*	533	42,976
QUALCOMM, Inc.	1,631	110,337
Renesas Electronics Corp. (Japan)*	4,232	15,408
Semtech Corp.*	1,077	40,387
Silergy Corp. (China)	16,000	521,074

A18

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Siltronic AG (Germany)	613	$ 45,874
Skyworks Solutions, Inc.	363	32,445
STMicroelectronics NV (Switzerland)	2,648	57,342
SUMCO Corp. (Japan)	900	11,429
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	23,970	1,145,526
Teradyne, Inc.	1,924	104,223
Texas Instruments, Inc.	1,342	134,106
Tokyo Electron Ltd. (Japan)	314	58,999
Tokyo Seimitsu Co. Ltd. (Japan)	2,800	79,577
Towa Corp. (Japan)	4,700	32,290
Xilinx, Inc.	546	42,555
		8,884,305
Software — 1.1%
Adobe, Inc.*	6,997	2,226,725
ANSYS, Inc.*	198	46,029
Autodesk, Inc.*	523	81,640
Avast PLC (United Kingdom), 144A	451	2,201
AVEVA Group PLC (United Kingdom)	464	20,032
Bottomline Technologies DE, Inc.*	1,647	60,363
Cadence Design Systems, Inc.*	1,475	97,409
Check Point Software Technologies Ltd. (Israel)*	71	7,138
Citrix Systems, Inc.	796	112,674
Computer Engineering & Consulting Ltd. (Japan)	4,000	50,693
Constellation Software, Inc. (Canada)	159	144,507
Coupa Software, Inc.*	770	107,592
Dassault Systemes SE (France)	178	26,394
Fortinet, Inc.*	500	50,585
Fortnox AB (Sweden)	601	9,870
HubSpot, Inc.*	651	86,707
Intuit, Inc.	10,915	2,510,450
Microsoft Corp.	54,179	8,544,570
National Agricultural Holdings Ltd.*^	100,000	—
Nemetschek SE (Germany)	1,123	54,956
New Relic, Inc.*	1,197	55,349
Nice Ltd. (Israel)*	247	36,378
Nice Ltd. (Israel), ADR*	447	64,171
NortonLifeLock, Inc.	4,063	76,019
Nuance Communications, Inc.*	7,165	120,229
OBIC Business Consultants Co. Ltd. (Japan)	600	24,428
Open Text Corp. (Canada)	826	28,883
Oracle Corp.	28,632	1,383,785
Oracle Corp. (Japan)	84	7,325
Paycom Software, Inc.*	530	107,065
Paylocity Holding Corp.*	1,248	110,223
Proofpoint, Inc.*	1,286	131,931
RingCentral, Inc. (Class A Stock)*	632	133,927
Sage Group PLC (The) (United Kingdom)	12,652	92,548
salesforce.com, Inc.*	832	119,791
SAP SE (Germany)	1,731	192,488
ServiceNow, Inc.*	350	100,303
Software AG (Germany)	495	14,841
Synopsys, Inc.*	489	62,978
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Trend Micro, Inc. (Japan)	781	$ 38,498
Zendesk, Inc.*	1,116	71,435
		17,213,130
Specialty Retail — 0.2%
ABC-Mart, Inc. (Japan)	613	30,816
Advance Auto Parts, Inc.	254	23,703
Alpen Co. Ltd. (Japan)	1,600	23,777
AutoZone, Inc.*	87	73,602
Best Buy Co., Inc.	1,262	71,934
Burlington Stores, Inc.*	801	126,926
CarMax, Inc.*	599	32,244
DCM Holdings Co. Ltd. (Japan)	14,300	132,162
Dufry AG (Switzerland)*	3,157	96,900
Dunelm Group PLC (United Kingdom)	3,326	29,166
Fast Retailing Co. Ltd. (Japan)	108	44,204
Five Below, Inc.*	575	40,468
Fnac Darty SA (France)*	115	2,990
Gap, Inc. (The)	4,446	31,300
Grand Baoxin Auto Group Ltd. (China)*	472,500	62,824
Hennes & Mauritz AB (Sweden) (Class B Stock)	6,867	88,277
Home Depot, Inc. (The)	3,894	727,049
Hornbach Holding AG & Co. KGaA (Germany)	72	3,037
Industria de Diseno Textil SA (Spain)	6,405	165,718
JB Hi-Fi Ltd. (Australia)	1,922	32,898
JD Sports Fashion PLC (United Kingdom)	23,275	132,029
Kingfisher PLC (United Kingdom)	5,242	9,260
Kohnan Shoji Co. Ltd. (Japan)	100	2,029
Komeri Co. Ltd. (Japan)	2,000	35,800
K’s Holdings Corp. (Japan)	2,500	23,697
L Brands, Inc.	6,198	71,649
Lithia Motors, Inc. (Class A Stock)	493	40,322
Lowe’s Cos., Inc.	1,412	121,503
Nitori Holdings Co. Ltd. (Japan)	589	79,728
O’Reilly Automotive, Inc.*	231	69,543
RH*	81	8,138
Ross Stores, Inc.	1,336	116,192
Shimamura Co. Ltd. (Japan)	99	5,980
T-Gaia Corp. (Japan)	600	11,333
Tiffany & Co.	330	42,735
TJX Cos., Inc. (The)	2,473	118,234
Tractor Supply Co.	900	76,095
Ulta Beauty, Inc.*	434	76,254
USS Co. Ltd. (Japan)	607	8,370
Williams-Sonoma, Inc.	197	8,376
Yamada Denki Co. Ltd. (Japan)	2,938	11,730
		2,908,992
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	32,121	8,168,049
Brother Industries Ltd. (Japan)	2,634	40,070
Canon, Inc. (Japan)	975	21,180
FUJIFILM Holdings Corp. (Japan)	136	6,838
Hewlett Packard Enterprise Co.	3,658	35,519
HP, Inc.	3,045	52,861

A19

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Konica Minolta, Inc. (Japan)	2,867	$ 11,600
NetApp, Inc.	1,149	47,902
Quadient (France)	1,776	31,325
Seagate Technology PLC	288	14,054
Seiko Epson Corp. (Japan)	1,313	14,171
		8,443,569
Textiles, Apparel & Luxury Goods — 0.2%
adidas AG (Germany)	802	180,391
Burberry Group PLC (United Kingdom)	5,911	96,108
Capri Holdings Ltd.*	8,940	96,463
Cie Financiere Richemont SA (Switzerland)	392	21,283
Columbia Sportswear Co.	142	9,907
Crocs, Inc.*	3,047	51,768
Deckers Outdoor Corp.*	732	98,088
EssilorLuxottica SA (France)	637	68,315
FF Group (Greece)*	5,768	28,263
Fuguiniao Co. Ltd. (China) (Class H Stock)*^	50,000	1
Fujibo Holdings, Inc. (Japan)	300	8,012
Hanesbrands, Inc.	1,518	11,947
Hermes International (France)	186	128,285
Kering SA (France)	142	74,105
Kurabo Industries Ltd. (Japan)	500	12,017
Levi Strauss & Co. (Class A Stock)	600	7,458
LVMH Moet Hennessy Louis Vuitton SE (France)	1,697	629,736
Moncler SpA (Italy)	2,170	84,905
NIKE, Inc. (Class B Stock)	16,276	1,346,676
Pandora A/S (Denmark)	1,628	52,768
Puma SE (Germany)	1,779	105,763
PVH Corp.	1,720	64,741
Ralph Lauren Corp.	612	40,900
Swatch Group AG (The) (Switzerland), (SWX)	1,444	56,640
Swatch Group AG (The) (Switzerland), (XEQT)	320	63,504
Tapestry, Inc.	2,845	36,843
Under Armour, Inc. (Class A Stock)*	5,427	49,983
Under Armour, Inc. (Class C Stock)*	6,268	50,520
VF Corp.	1,390	75,171
		3,550,561
Thrifts & Mortgage Finance — 0.0%
Genworth Mortgage Insurance Australia Ltd. (Australia)	17,122	22,809
MGIC Investment Corp.	4,049	25,711
NMI Holdings, Inc. (Class A Stock)*	2,267	26,320
OneSavings Bank PLC (United Kingdom)	8,575	26,665
Paragon Banking Group PLC (United Kingdom)	21,957	90,064
Washington Federal, Inc.	2,254	58,514
		250,083
	Shares	Value
Common Stocks (continued)
Tobacco — 0.2%
Altria Group, Inc.	6,492	$ 251,046
British American Tobacco PLC (United Kingdom)	9,966	339,535
Imperial Brands PLC (United Kingdom)	35,790	661,802
Japan Tobacco, Inc. (Japan)	1,378	25,519
Philip Morris International, Inc.	2,061	150,370
Scandinavian Tobacco Group A/S (Denmark), 144A	14,213	143,469
Swedish Match AB (Sweden)	26,699	1,522,439
		3,094,180
Trading Companies & Distributors — 0.1%
AerCap Holdings NV (Ireland)*	673	15,338
Ashtead Group PLC (United Kingdom)	962	20,838
Beacon Roofing Supply, Inc.*	3,171	52,448
Brenntag AG (Germany)	1,105	41,069
Bunzl PLC (United Kingdom)	1,045	21,059
Diploma PLC (United Kingdom)	5,047	101,098
Fastenal Co.	2,223	69,469
Ferguson PLC	12,596	779,694
Inabata & Co. Ltd. (Japan)	900	9,817
ITOCHU Corp. (Japan)	3,674	75,872
Kamei Corp. (Japan)	1,200	11,245
Marubeni Corp. (Japan)	12,402	61,706
Mitsubishi Corp. (Japan)	2,452	51,996
Mitsui & Co. Ltd. (Japan)	1,946	26,970
MonotaRO Co. Ltd. (Japan)	2,044	54,127
Rexel SA (France)	5,980	44,593
Sumitomo Corp. (Japan)	4,555	52,292
Toyota Tsusho Corp. (Japan)	2,150	50,347
United Rentals, Inc.*	1,100	113,190
W.W. Grainger, Inc.	311	77,283
Watsco, Inc.	579	91,499
		1,821,950
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	5,599	612,075
Atlantia SpA (Italy)	2,162	27,172
Enav SpA (Italy), 144A	104,742	462,829
Fraport AG Frankfurt Airport Services Worldwide (Germany)	197	7,976
Getlink SE (France)	1,574	19,020
Hamburger Hafen und Logistik AG (Germany)	2,813	39,441
Kamigumi Co. Ltd. (Japan)	2,448	41,424
Mitsubishi Logistics Corp. (Japan)	2,900	58,485
SIA Engineering Co. Ltd. (Singapore)	3,900	4,661
Sumitomo Warehouse Co. Ltd. (The) (Japan)	8,200	89,729
Transurban Group (Australia)	125,543	925,391
		2,288,203
Water Utilities — 0.1%
American Water Works Co., Inc.	9,313	1,113,462
Beijing Enterprises Water Group Ltd. (China)*	464,000	180,884
Pennon Group PLC (United Kingdom)	8,863	119,280

A20

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Water Utilities (cont’d.)
Severn Trent PLC (United Kingdom)	14,886	$ 420,976
United Utilities Group PLC (United Kingdom)	1,958	21,893
		1,856,495
Wireless Telecommunication Services — 0.2%
Freenet AG (Germany)	419	7,392
KDDI Corp. (Japan)	40,115	1,188,892
NTT DOCOMO, Inc. (Japan)	5,983	187,004
Orange Belgium SA (Belgium)	961	16,934
Rogers Communications, Inc. (Canada) (Class B Stock)	15,917	664,368
Softbank Corp. (Japan)	3,318	42,346
SoftBank Group Corp. (Japan)	9,247	329,501
Tele2 AB (Sweden) (Class B Stock)	2,127	28,594
T-Mobile US, Inc.*	582	48,830
Vodafone Group PLC (United Kingdom)	55,735	77,363
		2,591,224

Total Common Stocks (cost $381,499,999)		333,223,175
Exchange-Traded Funds — 0.3%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	83,610	2,188,074
Goldman Sachs ActiveBeta International Equity ETF	47,526	1,095,950
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	21,239	1,108,463

Total Exchange-Traded Funds (cost $4,879,215)		4,392,487
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	187	7,978
Volkswagen AG (Germany) (PRFC)	139	16,313
		24,291
Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	1,052	37,218
Construction Materials — 0.0%
STO SE & Co. KGaA (Germany) (PRFC)	289	26,518
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Germany) (PRFC)	125	30,363
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	546	43,885
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	6,000	91,672

Total Preferred Stocks (cost $337,159)		253,947

	Units	Value
Rights* — 0.0%
Equity Real Estate Investment Trusts (REITs) — 0.0%
CPN Retail Growth Leasehold REIT (Thailand), expiring 12/31/20	12,545	$ —
Media — 0.0%
Media General, Inc., CVR, expiring 12/31/22^	2,019	—
Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp. (China)^	7,900	—

Total Rights (cost $—)		—

	Shares
Unaffiliated Funds — 3.2%
Goldman Sachs Emerging Markets Equity Insights Fund, (Institutional Shares)	1,587,200	11,840,517
Goldman Sachs High Yield Floating Rate Fund, (Institutional Shares)	4,184,958	33,061,167
Goldman Sachs MLP Energy Infrastructure Fund, (Institutional Shares)	2,322,521	6,038,554

Total Unaffiliated Funds (cost $69,565,453)		50,940,238

	Units
Warrants* — 0.0%
Building Products — 0.0%
Dynasty Ceramic PCL (Thailand), expiring 05/07/21	93,360	512
Independent Power & Renewable Electricity Producers — 0.0%
Super Energy Corp. PCL (Thailand), expiring 08/31/20	105,360	32
Media — 0.0%
VGI Public Media PCL (Thailand), expiring 09/10/22	19,780	410
Real Estate Management & Development — 0.0%
Country Group Development PCL (Thailand), expiring 06/26/21	116,020	141

Total Warrants (cost $—)		1,095

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.0%
Collateralized Loan Obligations — 4.2%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
3.183%(c)	05/01/26	3,663	3,636,263
AGL CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.190%(c)	01/15/33	2,900	2,683,084

A21

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
AIMCO CLO (Cayman Islands),
Series 2017-AA, Class A, 144A, 3 Month LIBOR + 1.260%
3.079%(c)	07/20/29	5,750	$ 5,493,579
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.845%(c)	01/28/31	7,450	7,041,740
Apidos CLO (Cayman Islands),
Series 2015-23A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
2.821%(c)	04/15/33	2,900	2,690,060
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.755%(c)	09/15/35	5,000	4,679,863
Catamaran CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.644%(c)	01/27/28	6,638	6,440,697
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
2.422%(c)	04/15/33	7,300	6,788,993
KREF Ltd.,
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.900%(c)	06/15/36	4,275	4,008,184
Magnetite Ltd. (Cayman Islands),
Series 2016-17A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.919%(c)	07/20/31	9,550	8,815,961
Mountain View CLO LLC (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
2.079%(c)	04/14/33	2,500	2,339,395
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
2.721%(c)	04/15/29	2,780	2,645,299
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A
—%(p)	04/15/33	4,825	4,535,302
Voya CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)
3.049%(c)	07/20/30	2,900	2,742,255
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
2.374%(c)	04/15/31	3,000	2,803,692
			67,344,367
Other — 0.1%
Orec Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.885%(c)	06/15/36	2,550	2,239,003
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Ready Capital Mortgage Financing LLC,
Series 2018-FL02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.797%(c)	06/25/35	237	$ 217,056
			2,456,059
Student Loans — 0.7%
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.647%(c)	07/25/56	1,159	1,089,738
Access to Loans for Learning Student Loan Corp.,
Series 2013-I, Class A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.747%(c)	02/25/41	736	708,364
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
1.647%(c)	02/25/39	1,165	1,132,278
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
2.307%(c)	05/25/39	1,564	1,491,603
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.947%(c)	12/25/56	1,471	1,413,130
Navient Student Loan Trust,
Series 2016-07A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.097%(c)	03/25/66	2,006	1,926,697
Nelnet Student Loan Trust,
Series 2006-01, Class A5, 3 Month LIBOR + 0.110% (Cap N/A, Floor 0.110%)
1.793%(c)	08/23/27	467	465,872
Series 2013-05A, Class A, 144A, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.630%)
1.577%(c)	01/25/37	550	524,576
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.545%(c)	10/28/41	1,051	1,013,867
SLM Student Loan Trust,
Series 2005-03, Class A5, 3 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
1.884%(c)	10/25/24	104	103,973
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
2.331%(c)	05/01/30	1,838	1,830,993
			11,701,091

Total Asset-Backed Securities (cost $86,254,863)			81,501,517

A22

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities — 0.1%
Bancorp Commercial Mortgage Trust,
Series 2018-CRE04, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.950%)
1.605%(c)	09/15/35	1,759	$ 1,527,080
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2018-RSO06, Class A, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.630%(c)	06/15/35	288	266,261

Total Commercial Mortgage-Backed Securities (cost $2,047,292)			1,793,341
Convertible Bond — 0.0%
Commercial Services
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
1.750%	06/19/24	400	396,731
(cost $393,486)
Corporate Bonds — 10.5%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.450%	11/01/28	675	598,094
General Dynamics Corp.,
Gtd. Notes
4.250%	04/01/50	125	154,055
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47	25	28,596
5.250%	05/01/50	150	201,415
United Technologies Corp.,
Sr. Unsec’d. Notes
4.050%	05/04/47	200	218,690
4.625%	11/16/48(a)	275	325,345
			1,526,195
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.800%	02/14/24	400	405,907
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	150	158,785
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.758%	09/06/49	100	94,295
5.282%	04/02/50	75	75,163
			734,150
Apparel — 0.0%
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40	275	286,786
3.375%	03/27/50	250	272,774
			559,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers — 0.1%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	1,075	$ 1,033,160
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	425	362,954
General Motors Financial Co., Inc.,
Gtd. Notes
4.300%	07/13/25	550	482,676
Sr. Unsec’d. Notes
5.650%	01/17/29(a)	225	194,644
			2,073,434
Banks — 2.3%
Banco de Bogota SA (Colombia),
Sub. Notes
6.250%	05/12/26	360	345,767
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A
6.750%(ff)	—(rr)	220	168,615
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.306%	06/27/29	600	584,410
Bank of America Corp.,
Sr. Unsec’d. Notes, GMTN
2.816%(ff)	07/21/23	1,125	1,143,494
3.593%(ff)	07/21/28	1,175	1,216,982
Sr. Unsec’d. Notes, MTN
2.496%(ff)	02/13/31	75	72,510
2.884%(ff)	10/22/30	800	799,824
3.248%	10/21/27	75	78,309
4.083%(ff)	03/20/51	550	621,476
4.271%(ff)	07/23/29	75	81,256
Sub. Notes, MTN
4.200%	08/26/24	100	106,200
4.450%	03/03/26(a)	1,225	1,317,502
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	910	906,439
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	650	653,512
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
4.625%	09/12/28(a)	900	993,648
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	125	122,031
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.976%(ff)	11/05/30	825	798,467
3.400%	05/01/26(a)	1,325	1,400,174
Sub. Notes
4.600%	03/09/26	675	720,957
Credit Bank of Moscow Via CBOM Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
4.700%	01/29/25	260	203,633

A23

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse AG (Switzerland),
Sub. Notes, 144A
6.500%	08/08/23	275	$ 280,643
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31	575	589,161
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
4.550%	04/17/26	294	310,398
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.700%	07/13/20	4,625	4,554,448
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.803%(ff)	03/11/25	325	332,957
4.950%	03/31/30	200	220,651
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, 144A
4.625%	01/06/26	1,000	1,055,304
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)	700	616,319
Jr. Sub. Notes, Series Z
5.300%(ff)	—(a)(rr)	2,200	2,051,696
Sr. Unsec’d. Notes
2.301%(ff)	10/15/25	1,775	1,770,273
3.782%(ff)	02/01/28(a)	925	985,466
3.882%(ff)	07/24/38	600	670,416
3.960%(ff)	01/29/27	700	754,882
4.493%(ff)	03/24/31	75	86,467
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.751%	07/18/39	575	582,146
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24	600	622,513
5.597%(ff)	03/24/51	75	103,486
Sr. Unsec’d. Notes, GMTN
3.700%	10/23/24	2,375	2,504,979
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%
3.201%(c)	10/24/23	875	845,473
Sr. Unsec’d. Notes, MTN
3.622%(ff)	04/01/31	400	418,535
Sub. Notes, MTN
3.950%	04/23/27	675	700,615
NBK Tier 1 Financing 2 Ltd. (Kuwait),
Gtd. Notes, 144A
4.500%(ff)	—(rr)	200	189,026
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	575	597,158
Sub. Notes
3.754%(ff)	11/01/29	200	184,634
State Street Corp.,
Sr. Unsec’d. Notes, 144A
3.152%(ff)	03/30/31	25	25,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Truist Bank,
Sub. Notes
2.250%	03/11/30	700	$ 641,502
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.000%	10/23/26	1,025	1,048,514
Sr. Unsec’d. Notes, MTN
4.150%	01/24/29	275	299,948
5.013%(ff)	04/04/51	75	95,091
Sub. Notes, GMTN
4.300%	07/22/27	900	953,657
Westpac Banking Corp. (Australia),
Sub. Notes
4.110%(ff)	07/24/34	1,000	961,605
Yapi ve Kredi Bankasi A/S (Turkey),
Jr. Sub. Notes, EMTN
13.875%(ff)	—(rr)	220	217,056
Sr. Unsec’d. Notes, EMTN
5.850%	06/21/24	340	300,674
			37,906,449
Beverages — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	625	652,347
4.900%	02/01/46	2,400	2,643,798
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.600%	04/15/48	300	317,415
4.750%	01/23/29	2,600	2,866,952
5.550%	01/23/49	325	381,998
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
5.300%	05/15/48	775	844,598
Constellation Brands, Inc.,
Gtd. Notes
3.600%	02/15/28	850	832,560
4.400%	11/15/25	425	427,569
Keurig Dr. Pepper, Inc.,
Gtd. Notes
5.085%	05/25/48	50	62,319
			9,029,556
Building Materials — 0.1%
Carrier Global Corp.,
Gtd. Notes, 144A
2.493%	02/15/27	1,800	1,699,348
Chemicals — 0.7%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.125%	06/19/22	720	713,483
3.375%	06/19/24	360	359,078
4.625%	03/14/23	490	505,915
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23	50	52,629

A24

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
4.493%	11/15/25	725	$ 776,773
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	675	576,250
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	400	195,239
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	550	233,057
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.950%	08/15/29	775	760,391
3.450%	06/01/27	925	948,481
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20	2,910	2,914,154
3.933%	04/23/21	3,595	3,386,143
			11,421,593
Commercial Services — 0.1%
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	600	607,657
3.200%	08/15/29	350	336,209
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	1,125	1,175,715
			2,119,581
Computers — 0.1%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23	200	205,135
8.100%	07/15/36	350	403,255
8.350%	07/15/46	25	29,310
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes
6.350%	10/15/45(a)	275	319,639
			957,339
Diversified Financial Services — 0.3%
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	800	689,637
American Express Co.,
Jr. Sub. Notes, Series C, 3 Month LIBOR + 3.285%
4.026%(c)	—(rr)	725	611,057
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	1,000	790,702
3.950%	07/01/24	800	630,390
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25	1,025	1,031,818
4.418%	11/15/35	325	351,107
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.650%	04/01/30	75	$ 77,922
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.950%	04/01/22	800	800,287
Visa, Inc.,
Sr. Unsec’d. Notes
2.050%	04/15/30	225	224,674
2.700%	04/15/40	100	99,264
			5,306,858
Electric — 0.6%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes, 144A
3.949%	02/12/30	200	166,221
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series M
3.650%	04/01/50	75	76,322
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23	700	745,436
4.250%	06/15/28	175	181,458
Ameren Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/31	150	149,644
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30	425	396,382
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	352	465,614
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	375	401,072
4.250%	10/15/50	50	56,546
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	250	247,487
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	1,125	1,127,625
Entergy Corp.,
Sr. Unsec’d. Notes
2.950%	09/01/26	825	819,931
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	850	825,244
Sr. Unsec’d. Notes
4.050%	04/15/30	375	383,339
4.700%	04/15/50	50	52,282
Florida Power & Light Co.,
First Mortgage
4.125%	02/01/42	794	902,213
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	900	889,521

A25

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern California Edison Co.,
First Mortgage, Series A
4.200%	03/01/29	825	$ 879,494
Southern Co. (The),
Sr. Unsec’d. Notes
3.250%	07/01/26	800	806,041
			9,571,872
Energy-Alternate Sources — 0.0%
Greenko Dutch BV (India),
Sr. Sec’d. Notes
4.875%	07/24/22	400	354,279
ReNew Power Synthetic (India),
Sr. Sec’d. Notes
6.670%	03/12/24	200	160,154
			514,433
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28	1,020	866,502
5.500%	10/31/46	590	480,064
5.500%	07/31/47	200	168,651
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	350	297,329
5.500%	10/31/46	200	162,733
5.500%	07/31/47	370	312,005
			2,287,284
Foods — 0.2%
J.M. Smucker Co. (The),
Sr. Unsec’d. Notes
2.375%	03/15/30	375	348,200
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	400	406,224
3.200%	04/01/30	725	759,196
Sysco Corp.,
Gtd. Notes
6.600%	04/01/40	75	80,650
6.600%	04/01/50	300	325,724
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.900%	09/28/23	975	1,014,767
			2,934,761
Gas — 0.0%
NiSource, Inc.,
Sr. Unsec’d. Notes
3.650%	06/15/23	75	76,654
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/28	1,050	1,124,328
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
DH Europe Finance II Sarl,
Gtd. Notes
3.250%	11/15/39	650	$ 628,860
Healthcare-Services — 0.1%
Centene Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	12/15/27	1,650	1,660,919
Insurance — 0.2%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	800	835,997
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	550	592,637
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.375%	03/15/29	900	1,002,714
Nippon Life Insurance Co. (Japan),
Sub. Notes, 144A
3.400%(ff)	01/23/50	545	523,979
			2,955,327
Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.875%	08/22/37	650	777,353
4.800%	12/05/34	575	749,174
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30(a)	210	180,524
			1,707,051
Investment Companies — 0.1%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.375%	02/24/30	460	439,838
3.750%	05/29/24	690	686,089
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	346,538
4.875%	11/22/26	200	206,891
5.500%	01/16/25	200	210,943
			1,890,299
Iron/Steel — 0.0%
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes
5.750%	10/24/23(d)	250	96,454
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50	150	174,303
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.293%	04/05/27(a)	350	335,416

A26

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
2.565%	02/15/30	600	$ 581,162
			1,090,881
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24	531	548,230
Comcast Corp.,
Gtd. Notes
3.300%	02/01/27	939	986,529
3.700%	04/15/24	50	53,641
3.750%	04/01/40	100	110,519
4.150%	10/15/28	550	621,603
4.250%	10/15/30(a)	725	842,106
4.950%	10/15/58	75	102,002
Fox Corp.,
Sr. Unsec’d. Notes
3.500%	04/08/30	125	124,749
Sr. Unsec’d. Notes, 144A
4.030%	01/25/24	525	544,880
4.709%	01/25/29(a)	450	493,323
5.476%	01/25/39	275	318,621
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41(a)	248	260,166
Walt Disney Co. (The),
Gtd. Notes
4.700%	03/23/50	75	97,573
			5,103,942
Mining — 0.1%
Indonesia Asahan Aluminium Persero PT (Indonesia),
Sr. Unsec’d. Notes
5.230%	11/15/21	520	520,084
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	1,075	999,462
			1,519,546
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.700%	04/15/50	75	83,636
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	175	172,135
Sr. Unsec’d. Notes, GMTN
4.625%	01/07/21	1,100	1,102,833
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	375	443,842
			1,802,446
Multi-National — 0.0%
Debt & Asset Trading Corp. (Vietnam),
Gov’t. Gtd. Notes
1.000%	10/10/25	200	155,953
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
16.950%	04/03/20	UAH	14,400	$ 521,314
				677,267
Oil & Gas — 0.6%
BP Capital Markets America, Inc.,
Gtd. Notes
4.234%	11/06/28(a)		725	783,748
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.250%	04/15/27(a)		390	191,919
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41		150	95,146
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
5.150%	02/11/26		430	449,138
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
5.150%	02/11/26		830	867,433
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30		710	664,157
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24		500	444,698
3.800%	04/01/28		275	231,358
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.900%	08/15/24		2,100	1,154,474
5.550%	03/15/26		350	185,529
6.450%	09/15/36		475	226,166
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	10/28/22(d)		2,090	104,500
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28		50	34,498
6.350%	02/12/48		188	117,680
6.375%	02/04/21		445	323,761
6.500%	03/13/27		320	236,615
6.625%	06/15/35		50	33,491
Gtd. Notes, 144A
5.950%	01/28/31		207	142,558
6.490%	01/23/27		260	191,844
6.950%	01/28/60		128	85,173
7.690%	01/23/50		528	360,542
Gtd. Notes, MTN
6.750%	09/21/47		100	64,697
Phillips 66,
Gtd. Notes
3.900%	03/15/28(a)		700	674,443
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		325	312,911

A27

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Reliance Holding USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22	860	$ 875,324
			8,851,803
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.875%	11/14/48	25	29,000
Sr. Unsec’d. Notes, 144A
4.050%	11/21/39	1,350	1,408,575
4.250%	11/21/49	2,325	2,495,707
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	975	1,004,405
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39(a)	625	751,148
4.250%	10/26/49	100	126,475
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	1,130	1,152,844
Sr. Unsec’d. Notes
2.400%	03/15/30	875	828,348
CVS Health Corp.,
Sr. Unsec’d. Notes
4.250%	04/01/50	175	181,264
4.780%	03/25/38	325	354,358
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
4.662%	08/27/21	1,950	1,961,308
5.022%	08/28/23	550	564,612
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/30	200	209,395
Zoetis, Inc.,
Sr. Unsec’d. Notes
4.450%	08/20/48	25	29,697
			11,097,136
Pipelines — 0.8%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47	710	706,570
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	1,030	1,025,024
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25(a)	825	699,481
4.650%	06/01/21	675	657,356
5.300%	04/15/47	250	191,140
Gtd. Notes, Series 5Y
4.200%	09/15/23	625	555,362
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
4.358%(c)	06/01/67	1,095	639,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.750%	07/15/23	1,700	$ 1,228,528
5.500%	07/15/28(a)	700	389,703
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	200	142,058
5.500%	02/15/49(a)	415	356,933
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	900	813,992
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27	825	713,929
5.625%	04/15/23	475	441,739
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24	500	439,809
5.400%	10/01/47	450	354,601
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.100%(cc)	02/01/25	750	391,776
3.950%	06/01/25	950	481,844
4.050%(cc)	02/01/30(a)	475	208,491
5.300%	03/01/48	200	79,115
5.450%	04/01/44	200	74,683
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	615	602,518
3.900%	01/15/25	475	426,133
4.000%	09/15/25	825	728,567
			12,349,076
Real Estate — 0.0%
Kaisa Group Holdings Ltd. (China),
Sr. Sec’d. Notes
11.950%	11/12/23	200	165,520
Scenery Journey Ltd. (China),
Gtd. Notes
13.000%	11/06/22	200	155,354
Yuzhou Properties Co. Ltd. (China),
Sr. Sec’d. Notes
7.700%	02/20/25	200	166,654
			487,528
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	575	533,803
American Homes 4 Rent LP,
Sr. Unsec’d. Notes
4.900%	02/15/29	499	476,500
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.300%	07/01/30	75	74,384
4.150%	07/01/50	50	49,450

A28

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	825	$ 881,217
Essex Portfolio LP,
Gtd. Notes
3.000%	01/15/30	575	537,996
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23	1,075	1,088,653
4.750%	12/15/28	775	814,060
Spirit Realty LP,
Gtd. Notes
3.400%	01/15/30	700	605,141
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	925	909,856
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	650	633,775
			6,604,835
Retail — 0.1%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	412	419,142
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/50	100	120,454
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50	125	139,107
4.450%	09/01/48	50	55,377
Walmart, Inc.,
Sr. Unsec’d. Notes
4.050%	06/29/48(a)	300	379,871
			1,113,951
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.960%(ff)	07/18/30(a)	725	738,899
Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22	125	123,790
3.125%	01/15/25	1,800	1,702,187
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23	225	232,197
			2,058,174
Software — 0.3%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	900	901,910
3.200%	07/01/26	1,250	1,281,747
3.800%	10/01/23	550	571,975
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
4.200%	10/01/28(a)	900	$ 974,228
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/40	475	474,725
3.600%	04/01/50	450	449,599
3.850%	04/01/60	500	503,067
			5,157,251
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22	300	300,948
3.400%	05/15/25	575	596,913
3.600%	07/15/25	800	833,490
3.800%	03/15/22(a)	800	819,964
4.125%	02/17/26	1,000	1,059,279
4.250%	03/01/27	1,245	1,330,060
4.850%	03/01/39	300	339,186
4.900%	08/15/37	620	696,059
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes
8.250%	12/30/22	210	92,384
MTN Mauritius Investments Ltd. (South Africa),
Gtd. Notes
4.755%	11/11/24	310	278,866
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.875%	02/08/29	1,625	1,819,640
4.812%	03/15/39	550	677,760
4.862%	08/21/46	75	97,851
5.012%	04/15/49(a)	432	582,854
5.250%	03/16/37	475	606,845
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/16/24	375	390,462
			10,522,561
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.900%	04/01/44	475	590,731
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	300	279,505
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	50	52,190
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
5.300%	04/01/50	100	130,587
			1,053,013
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	650	656,430

A29

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
4.875%	07/11/22	775	$ 793,969
			1,450,399

Total Corporate Bonds (cost $177,382,530)			170,461,013
Municipal Bonds — 0.5%
California — 0.1%
State of California,
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	865	1,415,157
Illinois — 0.2%
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	220	246,187
General Obligation Unlimited, Taxable
5.100%	06/01/33	2,340	2,329,306
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	1,105	1,219,003
			3,794,496
New Hampshire — 0.2%
New Hampshire Higher Education Loan Corp.,
Revenue Bonds, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
2.644%(c)	10/25/37	2,895	2,865,282
South Carolina — 0.0%
South Carolina Student Loan Corp.,
Revenue Bonds, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
2.794%(c)	07/25/25	78	78,341

Total Municipal Bonds (cost $7,989,341)			8,153,276
Residential Mortgage-Backed Securities — 0.3%
Fannie Mae REMICS,
Series 2007-33, Class HF, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
1.297%(c)	04/25/37	221	218,127
Series 2011-52, Class GB
5.000%	06/25/41	911	1,045,692
Series 2011-99, Class DB
5.000%	10/25/41	875	996,506
Series 2012-111, Class B
7.000%	10/25/42	129	154,213
Series 2012-153, Class B
7.000%	07/25/42	497	607,095
Freddie Mac REMICS,
Series 2755, Class ZA
5.000%	02/15/34	460	540,246
Series 4246, Class PT
6.500%	02/15/36	194	233,121
Series 4273, Class PD
6.500%	11/15/43	944	1,111,881

Total Residential Mortgage-Backed Securities (cost $4,540,477)			4,906,881
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds — 1.9%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
4.125%	10/11/47		200	$ 216,155
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes
9.375%	05/08/48		710	269,386
Sr. Unsec’d. Notes, 144A, MTN
8.000%	11/26/29		300	117,685
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
3.375%	01/15/23	EUR	140	40,093
3.380%(cc)	12/31/38	EUR	10	2,965
3.750%(cc)	12/31/38		760	222,992
5.000%	01/15/27	EUR	100	28,512
5.250%	01/15/28	EUR	170	47,449
6.875%	01/11/48		300	79,409
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, 144A
5.625%	09/30/31		310	257,009
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		1,000	1,006,716
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	06/19/29	EUR	320	324,694
Dominican Republic Bond (Dominican Republic),
Bonds
12.000%	03/05/32	DOP	14,800	261,835
Sr. Unsec’d. Notes
10.750%	08/11/28	DOP	9,900	172,685
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.850%	01/27/45		1,950	1,776,268
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes
7.875%	01/23/28		210	58,184
9.625%	06/02/27		1,550	419,690
Sr. Unsec’d. Notes, 144A
7.875%	03/27/25		270	73,236
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	04/16/30	EUR	420	354,409
7.053%	01/15/32		200	162,984
Sr. Unsec’d. Notes, EMTN
4.750%	04/11/25	EUR	100	96,166
5.625%	04/16/30	EUR	500	421,915
6.375%	04/11/31	EUR	200	175,361
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27		200	181,804
Gabon Government International Bond (Gabon),
Sr. Unsec’d. Notes
6.950%	06/16/25		220	146,371
Sr. Unsec’d. Notes, 144A
6.625%	02/06/31		210	129,091
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		820	586,420
8.950%	03/26/51		240	169,050

A30

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
8.750%	03/11/61		220	$ 153,809
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.900%	06/01/30		730	695,865
6.125%	06/01/50		380	377,029
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24		480	471,714
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37		490	615,869
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes
5.800%	01/15/28		340	258,420
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50		200	200,000
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
6.625%	03/22/48	EUR	270	252,330
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
7.875%	07/28/45		200	219,288
Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
8.250%	02/28/48		310	285,910
Lebanon Government International Bond (Lebanon),
Sr. Unsec’d. Notes
6.650%	04/22/24(d)		100	19,000
6.750%	11/29/27(d)		140	26,600
Sr. Unsec’d. Notes, EMTN
6.850%	05/25/29(d)		290	55,100
Sr. Unsec’d. Notes, GMTN
6.200%	02/26/25(d)		240	45,600
6.600%	11/27/26(d)		20	3,800
6.650%	11/03/28(d)		320	60,800
6.650%	02/26/30(d)		600	114,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30		430	404,389
3.600%	01/30/25		550	557,086
4.500%	01/31/50		310	308,943
Mongolia Government International Bond (Mongolia),
Sr. Unsec’d. Notes, EMTN
5.125%	12/05/22		220	197,994
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes, 144A
1.500%	11/27/31	EUR	140	135,105
Mozambique International Bond (Mozambique),
Unsec’d. Notes
5.000%(cc)	09/15/31		200	153,901
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.875%	02/16/32		200	139,243
8.747%	01/21/31		550	396,148
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
6.750%	01/17/48		360	$ 237,193
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		200	217,159
Panama Notas del Tesoro (Panama),
Sr. Unsec’d. Notes, 144A
3.750%	04/17/26		240	242,458
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
5.000%	04/15/26		680	694,645
Sr. Unsec’d. Notes, 144A
5.600%	03/13/48		430	434,232
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25		1,200	1,216,891
4.550%	03/29/26		1,250	1,281,297
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29		200	214,624
4.500%	04/23/28		910	997,482
4.817%	03/14/49		200	234,873
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		1,840	2,234,055
Republic of Armenia International Bond (Armenia),
Sr. Unsec’d. Notes, 144A
3.950%	09/26/29		200	178,163
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
3.500%	09/01/32		380	318,525
4.750%	03/18/24		210	204,767
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		350	288,190
4.875%	04/14/26		560	498,367
5.750%	09/30/49		510	367,435
6.250%	03/08/41		100	79,868
Republic of Uzbekistan Bond (Uzbekistan),
Sr. Unsec’d. Notes, EMTN
4.750%	02/20/24		200	197,882
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	01/28/32	EUR	60	59,471
3.375%	01/28/50	EUR	90	88,839
Sr. Unsec’d. Notes, EMTN
2.500%	02/08/30	EUR	30	32,951
4.625%	04/03/49	EUR	310	359,023
Unsec’d. Notes, EMTN
2.124%	07/16/31	EUR	20	20,256
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
5.100%	03/28/35		400	462,251
Senegal Government International Bond (Senegal),
Sr. Unsec’d. Notes
4.750%	03/13/28	EUR	230	230,210

A31

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.500%	06/26/29	EUR	260	$ 261,811
Sharjah Sukuk Program Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
4.226%	03/14/28		220	217,779
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.750%	04/18/28		970	548,004
Sr. Unsec’d. Notes, 144A
6.350%	06/28/24		1,450	870,098
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		200	194,628
Third Pakistan International Sukuk Co. Ltd. (The) (Pakistan),
Sr. Unsec’d. Notes
5.500%	10/13/21		200	192,016
5.625%	12/05/22		230	212,696
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.250%	03/13/30		310	251,602
6.000%	01/14/41		560	438,413
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
0.000%(cc)	05/31/40		420	310,715
7.750%	09/01/24		1,640	1,508,985
Zambia Government International Bond (Zambia),
Unsec’d. Notes
5.375%	09/20/22		290	113,319

Total Sovereign Bonds (cost $38,196,506)				30,457,650
U.S. Government Agency Obligations — 11.9%
Federal Home Loan Mortgage Corp.
3.000%	05/01/42		94	99,400
3.000%	07/01/42		17	18,387
3.000%	08/01/42		19	19,854
3.000%	08/01/42		24	24,915
3.000%	08/01/42		110	116,513
3.000%	10/01/42		15	15,861
3.000%	10/01/42		51	53,980
3.000%	12/01/42		16	16,454
3.000%	01/01/43		115	121,828
3.000%	02/01/43		127	133,915
3.000%	02/01/43		331	349,962
3.000%	03/01/43		695	736,669
3.000%	03/01/43		802	849,379
3.000%	06/01/43		621	656,936
4.000%	02/01/41		18	19,564
4.000%	02/01/41		29	31,236
4.500%	08/01/48		3,264	3,575,575
5.000%	04/01/33		22	23,521
5.000%	08/01/33		1	1,127
5.000%	08/01/33		189	209,222
5.000%	09/01/33		1	561
5.000%	09/01/33		4	4,313
5.000%	10/01/33		1	646
5.000%	04/01/34		1	1,027
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	11/01/34	5	$ 5,542
5.000%	12/01/34	103	113,240
5.000%	12/01/34	179	198,458
5.000%	07/01/35	1	1,025
5.000%	11/01/35	1	1,575
5.000%	04/01/37	141	157,462
5.000%	01/01/39	28	30,759
5.000%	04/01/39	187	207,643
5.000%	07/01/39	19	20,772
Federal National Mortgage Assoc.
2.500%	TBA	19,000	19,688,750
3.000%	TBA	5,000	5,243,164
3.000%	11/01/42	23	24,175
3.000%	12/01/42	17	17,828
3.000%	12/01/42	17	18,234
3.000%	12/01/42	33	35,021
3.000%	12/01/42	41	43,498
3.000%	12/01/42	42	44,306
3.000%	12/01/42	65	69,061
3.000%	12/01/42	180	190,211
3.000%	12/01/42	728	770,130
3.000%	01/01/43	12	13,004
3.000%	01/01/43	14	14,556
3.000%	01/01/43	16	17,301
3.000%	01/01/43	17	18,017
3.000%	01/01/43	17	18,453
3.000%	01/01/43	19	19,617
3.000%	01/01/43	19	20,186
3.000%	01/01/43	20	21,220
3.000%	01/01/43	30	31,736
3.000%	01/01/43	31	33,197
3.000%	01/01/43	45	47,412
3.000%	01/01/43	62	66,156
3.000%	01/01/43	82	87,205
3.000%	01/01/43	174	185,229
3.000%	03/01/43	18	19,037
3.000%	03/01/43	21	21,941
3.000%	03/01/43	163	172,798
3.000%	03/01/43	381	404,591
3.000%	03/01/43	1,228	1,303,769
3.000%	04/01/43	41	43,729
3.000%	04/01/43	52	55,546
3.000%	04/01/43	93	98,875
3.000%	04/01/43	171	181,693
3.000%	04/01/43	195	207,041
3.000%	04/01/43	201	212,883
3.000%	04/01/43	1,505	1,597,895
3.000%	05/01/43	74	78,704
3.000%	05/01/43	80	84,552
3.000%	05/01/43	195	207,229
3.000%	05/01/43	362	384,363
3.000%	05/01/43	395	419,395
3.000%	05/01/43	767	814,659
3.000%	03/01/44	781	826,028
3.500%	TBA	1,000	1,057,852
4.000%	TBA	3,000	3,203,139
4.000%	11/01/45	569	615,319
4.000%	03/01/46	171	184,797

A32

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	03/01/46	204	$ 220,611
4.000%	06/01/46	254	273,710
4.000%	08/01/46	64	68,952
4.000%	10/01/46	69	74,515
4.000%	10/01/46	343	367,809
4.000%	12/01/47	976	1,062,401
4.000%	01/01/48	2,506	2,727,982
4.000%	02/01/48	635	692,590
4.000%	02/01/48	1,584	1,723,390
4.000%	06/01/48	1,652	1,796,783
4.000%	06/01/48	1,678	1,825,688
4.000%	07/01/48	803	864,061
4.000%	07/01/48	806	867,572
4.000%	07/01/48	850	925,210
4.500%	07/01/41	298	320,619
4.500%	12/01/44	222	241,483
4.500%	06/01/45	1,261	1,374,775
4.500%	08/01/45	99	107,772
4.500%	10/01/45	349	380,359
4.500%	11/01/45	191	208,438
4.500%	08/01/46	333	363,365
4.500%	07/01/47	2,560	2,782,673
4.500%	07/01/47	3,002	3,261,677
4.500%	11/01/47	1,267	1,376,976
4.500%	09/01/48	1,623	1,777,653
5.000%	TBA	5,000	5,399,023
5.000%	10/01/43	4	4,312
5.000%	05/01/44	301	330,437
5.000%	12/01/44	618	679,922
5.000%	01/01/45	681	746,909
5.000%	11/01/48	7,247	8,032,194
Government National Mortgage Assoc.
2.500%	TBA	24,000	25,083,750
3.000%	TBA	5,000	5,288,846
4.000%	TBA	2,000	2,124,801
4.000%	02/20/41	7	7,417
4.000%	10/20/41	2	1,776
4.000%	11/20/41	10	11,309
4.000%	04/20/42	6	6,003
4.000%	10/20/42	3	3,486
4.000%	08/20/43	56	60,749
4.000%	03/20/44	6	6,185
4.000%	05/20/44	7	7,478
4.000%	11/20/44	473	515,357
4.000%	05/20/45	50	54,063
4.000%	06/20/45	701	764,581
4.000%	07/20/45	2,378	2,592,409
4.000%	01/20/46	400	436,388
4.000%	02/20/49	7,070	7,519,296
4.500%	TBA	13,000	13,798,789
4.500%	02/20/48	2,732	2,940,274
4.500%	05/20/48	3,855	4,128,630
4.500%	09/20/48	7,653	8,171,438
5.000%	TBA	7,000	7,442,969
5.000%	07/15/40	173	188,512
5.000%	08/20/48	3,313	3,566,422
5.000%	09/20/48	1,099	1,182,233
5.000%	10/20/48	4,986	5,307,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	11/20/48	8,360	$ 8,965,192
5.000%	12/20/48	3,237	3,466,145
5.500%	11/15/32	22	24,199
5.500%	11/15/32	32	35,460
5.500%	01/15/33	34	37,886
5.500%	02/15/33	69	77,894
5.500%	03/15/33	37	42,463
5.500%	03/15/33	43	47,873
5.500%	07/15/33	41	46,769
5.500%	07/15/33	46	50,568
5.500%	08/15/33	30	32,849
5.500%	09/15/33	18	19,393
5.500%	04/15/34	38	41,802
5.500%	05/15/34	15	16,844
5.500%	09/15/34	44	49,585
5.500%	09/15/34	311	352,863
5.500%	12/15/34	337	382,023
5.500%	01/15/35	243	275,730

Total U.S. Government Agency Obligations (cost $187,692,715)			192,806,571
U.S. Treasury Obligations — 7.6%
U.S. Treasury Bonds
2.000%	02/15/50	4,930	5,725,733
2.500%	05/15/46	4,990	6,253,873
2.750%	11/15/42	790	1,013,175
2.875%	05/15/49	1,000	1,360,312
3.000%	05/15/45	5,700	7,705,687
3.000%	05/15/47	5,200	7,142,687
3.000%	02/15/48	1,380	1,906,341
3.375%	05/15/44	2,020	2,871,241
3.375%	11/15/48	11,030	16,334,741
3.625%	02/15/44	1,400	2,058,437
3.750%	11/15/43	7,160	10,697,487
4.250%	11/15/40	800	1,249,375
4.500%	08/15/39	2,580	4,100,184
U.S. Treasury Notes
0.500%	03/15/23	10,190	10,254,484
0.500%	03/31/25	15,270	15,366,631
0.625%	03/31/27	11,810	11,876,431
1.500%	02/15/30	12,830	13,832,344
1.750%	09/30/22	100	103,594
2.125%	05/31/26	60	65,855
2.875%	10/31/23	160	174,437
2.875%	05/31/25	70	78,723
U.S. Treasury Strips Coupon
2.338%(s)	08/15/40	1,100	840,641
2.413%(s)	08/15/35	3,330	2,791,867

Total U.S. Treasury Obligations (cost $114,752,857)			123,804,280

Total Long-Term Investments (cost $1,075,531,893)			1,003,092,202

Shares
Short-Term Investments — 28.4%
Affiliated Mutual Funds — 26.5%
PGIM Core Ultra Short Bond Fund(w)	414,583,320	414,583,320

A33

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $15,813,723; includes $15,762,337 of cash collateral for securities on loan)(b)(w)	15,823,918	$ 15,798,600

Total Affiliated Mutual Funds (cost $430,397,043)		430,381,920
Options Purchased*~ — 1.9%
(cost $11,371,405)		30,427,412

Total Short-Term Investments (cost $441,768,448)		460,809,332

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—90.3% (cost $1,517,300,341)		1,463,901,534

Options Written*~ — (0.8)%
(premiums received $4,488,189)	(12,665,361)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—89.5% (cost $1,512,812,152)	1,451,236,173

Other assets in excess of liabilities(z) — 10.5%	170,638,306

Net Assets — 100.0%	$ 1,621,874,479

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
UAH	Ukraine Hryvna
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BABs	Build America Bonds
BROIS	Brazil Overnight Index Swap
CAC40	French Stock Market Index
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVR	Contingent Value Rights
DAX	German Stock Index
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GMTN	Global Medium Term Note
IBEX	Spanish Stock Index
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
OMXS30	Nordic Exchange Stockholm Index
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SGMX	Sigma X MTF
SGX	Singapore Exchange
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
SWX	SIX Swiss Exchange
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TRQX	Turquoise Stock Exchange
TSX	Toronto Stock Exchange
WIBOR	Warsaw Interbank Offered Rate
XEQT	Equiduct Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.

A34

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $22,907 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,545,264; cash collateral of $15,762,337 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of March 31, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $6,451,875)	4.500%	TBA	05/13/20	(6,000)	$(6,453,750)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	09/14/20	$ 97.50	115	288	$ 616,688
90 Day Euro Dollar Futures	Call	12/14/20	$ 97.50	61	153	329,400
90 Day Euro Dollar Futures	Call	12/14/20	$ 98.00	365	913	1,517,031
90 Day Euro Dollar Futures	Call	03/15/21	$ 98.25	1,823	4,558	6,688,131
90 Day Euro Dollar Futures	Call	06/14/21	$ 98.25	1,601	4,003	5,863,662
90 Day Euro Dollar Futures	Call	09/13/21	$ 98.25	1,562	3,905	5,691,538
S&P 500 Index	Call	04/30/20	$3,440.00	7	1	350
S&P 500 Index	Call	06/30/20	$3,260.00	1	—(r)	255
S&P 500 Index	Put	04/03/20	$3,340.00	14	1	1,027,180
S&P 500 Index	Put	04/09/20	$3,355.00	14	1	1,050,420
S&P 500 Index	Put	04/17/20	$3,105.00	15	2	749,910
S&P 500 Index	Put	04/24/20	$2,980.00	16	2	654,784
S&P 500 Index	Put	04/30/20	$3,105.00	1	—(r)	50,310
S&P 500 Index	Put	04/30/20	$3,220.00	3	—(r)	195,210
S&P 500 Index	Put	04/30/20	$3,260.00	5	1	327,885
S&P 500 Index	Put	04/30/20	$3,270.00	4	—(r)	267,000
S&P 500 Index	Put	04/30/20	$3,280.00	7	1	473,480
S&P 500 Index	Put	04/30/20	$3,300.00	6	1	418,020
S&P 500 Index	Put	04/30/20	$3,340.00	5	1	368,250
S&P 500 Index	Put	04/30/20	$3,355.00	3	—(r)	235,515
S&P 500 Index	Put	05/01/20	$2,855.00	17	2	469,540
S&P 500 Index	Put	05/08/20	$2,525.00	20	2	245,200
S&P 500 Index	Put	05/15/20	$2,430.00	20	2	209,600
S&P 500 Index	Put	05/29/20	$2,430.00	2	—(r)	26,130
S&P 500 Index	Put	05/29/20	$2,530.00	4	—(r)	60,440
S&P 500 Index	Put	05/29/20	$2,855.00	6	1	183,480
S&P 500 Index	Put	05/29/20	$2,975.00	8	1	315,920
S&P 500 Index	Put	05/29/20	$3,100.00	8	1	406,160
S&P 500 Index	Put	05/29/20	$3,275.00	1	—(r)	71,195
S&P 500 Index	Put	05/29/20	$3,340.00	3	—(r)	222,510
S&P 500 Index	Put	05/29/20	$3,350.00	6	1	472,320
A35

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	06/30/20	$2,430.00	11	1	$ 160,050
S&P 500 Index	Put	06/30/20	$2,540.00	3	—(r)	54,270
S&P 500 Index	Put	06/30/20	$2,855.00	4	—(r)	131,400
S&P 500 Index	Put	06/30/20	$2,975.00	2	—(r)	87,540
Total Exchange Traded (cost $10,503,788)						$29,640,774

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Energy Select Sector SPDR Fund	Call	Morgan Stanley & Co. International PLC	04/17/20	$ 54.37	1,374	137	$ 7
S&P 500 Index	Call	Barclays Bank PLC	12/31/20	$2,607.55	31	3	786,631
Total OTC Traded (cost $867,617)							$ 786,638
Total Options Purchased (cost $11,371,405)							$30,427,412
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	04/30/20	$2,665.00	28	3	$ (314,160)
S&P 500 Index	Call	04/30/20	$2,845.00	26	3	(81,900)
S&P 500 Index	Call	04/30/20	$3,145.00	20	2	(3,600)
S&P 500 Index	Call	04/30/20	$3,215.00	17	2	(2,040)
S&P 500 Index	Call	04/30/20	$3,315.00	12	1	(900)
S&P 500 Index	Call	04/30/20	$3,400.00	2	—(r)	(106)
S&P 500 Index	Call	04/30/20	$3,425.00	3	—(r)	(165)
S&P 500 Index	Call	04/30/20	$3,430.00	7	1	(350)
S&P 500 Index	Call	04/30/20	$3,440.00	15	2	(750)
S&P 500 Index	Call	04/30/20	$3,450.00	5	1	(200)
S&P 500 Index	Call	04/30/20	$3,495.00	8	1	(360)
S&P 500 Index	Call	04/30/20	$3,505.00	9	1	(360)
S&P 500 Index	Call	05/29/20	$2,695.00	14	1	(184,800)
S&P 500 Index	Call	05/29/20	$2,900.00	14	1	(48,538)
S&P 500 Index	Call	05/29/20	$3,180.00	10	1	(3,500)
S&P 500 Index	Call	05/29/20	$3,240.00	9	1	(2,160)
S&P 500 Index	Call	05/29/20	$3,340.00	7	1	(980)
S&P 500 Index	Call	05/29/20	$3,450.00	1	—(r)	(75)
S&P 500 Index	Call	05/29/20	$3,525.00	7	1	(525)
S&P 500 Index	Call	06/30/20	$2,710.00	9	1	(133,020)
S&P 500 Index	Call	06/30/20	$2,930.00	7	1	(34,650)
S&P 500 Index	Call	06/30/20	$3,210.00	4	—(r)	(1,350)
S&P 500 Index	Call	06/30/20	$3,260.00	3	—(r)	(765)
S&P 500 Index	Put	04/03/20	$3,265.00	14	1	(878,500)
S&P 500 Index	Put	04/09/20	$3,280.00	14	1	(901,460)
S&P 500 Index	Put	04/17/20	$2,975.00	15	2	(566,460)
S&P 500 Index	Put	04/24/20	$2,780.00	16	2	(365,440)
S&P 500 Index	Put	04/30/20	$2,960.00	1	—(r)	(34,200)
S&P 500 Index	Put	04/30/20	$3,100.00	3	—(r)	(146,853)
S&P 500 Index	Put	04/30/20	$3,140.00	8	1	(411,920)
S&P 500 Index	Put	04/30/20	$3,160.00	4	—(r)	(213,880)
S&P 500 Index	Put	04/30/20	$3,175.00	7	1	(384,650)
S&P 500 Index	Put	04/30/20	$3,200.00	6	1	(358,200)
A36

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Put	04/30/20	$3,245.00	5	1	$ (309,800)
S&P 500 Index	Put	05/01/20	$2,600.00	17	2	(226,474)
S&P 500 Index	Put	05/08/20	$2,075.00	20	2	(62,400)
S&P 500 Index	Put	05/15/20	$2,060.00	20	2	(83,760)
S&P 500 Index	Put	05/29/20	$2,040.00	6	1	(25,260)
S&P 500 Index	Put	05/29/20	$2,565.00	6	1	(88,980)
S&P 500 Index	Put	05/29/20	$2,750.00	8	1	(182,240)
S&P 500 Index	Put	05/29/20	$2,940.00	8	1	(277,600)
S&P 500 Index	Put	05/29/20	$3,150.00	1	—(r)	(56,132)
S&P 500 Index	Put	05/29/20	$3,220.00	3	—(r)	(180,420)
S&P 500 Index	Put	05/29/20	$3,240.00	6	1	(406,170)
S&P 500 Index	Put	06/30/20	$2,010.00	18	2	(95,220)
S&P 500 Index	Put	06/30/20	$2,725.00	2	—(r)	(54,940)
Total Exchange Traded (premiums received $2,728,010)						$(7,126,213)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 Index	Call	Barclays Bank PLC	05/15/20	$2,607.55	31	3	$ (420,566)
Energy Select Sector SPDR Fund	Put	Morgan Stanley & Co. International PLC	04/17/20	$ 52.00	1,373	137	(2,531,752)
S&P 500 Index	Put	Morgan Stanley & Co. International PLC	05/29/20	$2,724.91	93	9	(2,296,882)
S&P 500 Index	Put	Morgan Stanley & Co. International PLC	06/19/20	$2,339.63	24	2	(289,948)
Total OTC Traded (premiums received $1,760,179)							$ (5,539,148)
Total Options Written (premiums received $4,488,189)							$(12,665,361)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day Euro Dollar	Dec. 2020	$ 249,150	$ 4,070
367	2 Year U.S. Treasury Notes	Jun. 2020	80,880,492	340,389
266	5 Year U.S. Treasury Notes	Jun. 2020	33,345,595	178,254
325	10 Year U.S. Treasury Notes	Jun. 2020	45,073,437	666,805
54	10 Year U.S. Ultra Treasury Notes	Jun. 2020	8,425,687	323,904
198	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	43,931,250	2,337,696
45	Amsterdam Index	Apr. 2020	4,791,130	502,786
58	ASX SPI 200 Index	Jun. 2020	4,556,692	81,361
172	CAC40 10 Euro	Apr. 2020	8,337,262	726,702
20	DAX Index	Jun. 2020	5,463,491	485,999
4	Euro STOXX 50 Index	Jun. 2020	121,187	13,980
161	FTSE 100 Index	Jun. 2020	11,269,766	950,062
5	FTSE/MIB Index	Jun. 2020	466,637	61,489
7	Hang Seng China Enterprises Index	Apr. 2020	1,070,846	48,985
52	IBEX 35 Index	Apr. 2020	3,878,979	308,862
22	OMXS30 Index	Apr. 2020	329,137	38,683
2,487	S&P 500 E-Mini Index	Jun. 2020	319,542,195	555,272
75	S&P/TSX 60 Index	Jun. 2020	8,678,320	593,544
87	SGX MSCI Singapore Index	Apr. 2020	1,722,433	13,547
107	TOPIX Index	Jun. 2020	13,961,497	1,772,555
				10,004,945
A37

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
9	90 Day Euro Dollar	Jun. 2020	$ 2,238,187	$ (40,072)
70	20 Year U.S. Treasury Bonds	Jun. 2020	12,534,375	(474,352)
				(514,424)
				$ 9,490,521
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	5,760	$ 3,811,876	$ 3,543,700	$ —	$ (268,176)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	4,550	2,802,944	2,799,277	—	(3,667)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	1,390	855,271	855,164	—	(107)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	864	565,794	531,700	—	(34,094)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	330	203,703	203,024	—	(679)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	133	79,467	81,799	2,332	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	70	41,044	43,043	1,999	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	68	39,413	41,846	2,433	—
Brazilian Real,
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	741	156,072	142,504	—	(13,568)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	420	83,865	80,850	—	(3,015)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	392	81,706	75,366	—	(6,340)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	371	82,061	71,404	—	(10,657)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	365	80,971	70,186	—	(10,785)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	364	78,034	70,089	—	(7,945)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	364	80,971	70,059	—	(10,912)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	218	42,609	41,938	—	(671)
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	198	39,012	38,135	—	(877)
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	93	18,265	17,847	—	(418)
British Pound,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	7,530	9,661,585	9,365,701	—	(295,884)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	4,965	6,110,516	6,175,392	64,876	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	1,380	1,716,182	1,716,423	241	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	1,305	1,623,225	1,623,139	—	(86)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	631	809,616	785,115	—	(24,501)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	67	78,347	83,299	4,952	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	66	81,946	82,044	98	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	34	42,453	42,735	282	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	34	39,690	42,270	2,580	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	33	38,478	41,362	2,884	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	33	38,659	41,362	2,703	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	33	38,737	41,049	2,312	—
Canadian Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	7,590	5,662,313	5,397,271	—	(265,042)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	5,970	4,275,255	4,245,284	—	(29,971)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	1,600	1,137,877	1,137,765	—	(112)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	900	637,121	639,993	2,872	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	710	489,000	505,184	16,184	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	217	159,029	154,077	—	(4,952)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	216	158,008	153,601	—	(4,407)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	214	155,955	152,531	—	(3,424)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	212	153,064	150,633	—	(2,431)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	130	88,946	92,255	3,309	—
A38

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	106	$ 77,881	$ 75,644	$ —	$ (2,237)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	104	76,074	73,960	—	(2,114)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	102	73,078	72,466	—	(612)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	100	71,002	71,244	242	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	59	42,049	42,078	29	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	56	38,706	39,640	934	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	55	39,121	39,408	287	—
Chilean Peso,
Expiring 05/22/20	Morgan Stanley & Co. International PLC	CLP	99,661	115,998	116,605	607	—
Chinese Renminbi,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CNH	1,033	148,120	145,511	—	(2,609)
Colombian Peso,
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	965,548	283,418	237,578	—	(45,840)
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	868,796	212,628	213,772	1,144	—
Expiring 05/08/20	Morgan Stanley & Co. International PLC	COP	811,132	236,055	199,139	—	(36,916)
Czech Koruna,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CZK	3,868	166,057	155,803	—	(10,254)
Danish Krone,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	DKK	6,350	949,831	940,777	—	(9,054)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	DKK	5,890	884,251	872,626	—	(11,625)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	DKK	1,790	265,207	265,195	—	(12)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	DKK	1,700	252,450	251,861	—	(589)
Euro,
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	1,078	1,157,530	1,191,348	33,818	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	475	509,031	524,249	15,218	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	275	298,514	304,073	5,559	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	15,810	17,690,931	17,488,790	—	(202,141)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	11,200	12,558,512	12,389,276	—	(169,236)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	6,250	6,993,568	6,913,658	—	(79,910)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	3,380	3,748,048	3,738,906	—	(9,142)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	2,950	3,263,382	3,263,247	—	(135)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	2,111	2,379,822	2,334,937	—	(44,885)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	687	738,044	759,948	21,904	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	276	308,509	304,973	—	(3,536)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	273	307,843	301,537	—	(6,306)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	262	293,395	289,755	—	(3,640)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	148	165,973	163,911	—	(2,062)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	138	156,631	153,021	—	(3,610)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	80	86,188	88,388	2,200	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	79	84,721	86,954	2,233	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	73	78,675	80,743	2,068	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	73	79,071	80,797	1,726	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	67	73,822	73,636	—	(186)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	38	41,504	42,508	1,004	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	36	39,135	39,826	691	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	36	39,097	39,826	729	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	6	6,308	6,304	—	(4)
Hong Kong Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HKD	16,470	2,119,271	2,123,771	4,500	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HKD	12,200	1,570,394	1,573,163	2,769	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HKD	2,440	314,692	314,633	—	(59)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HKD	2,200	283,600	283,685	85	—
Hungarian Forint,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HUF	117,664	358,119	360,410	2,291	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HUF	22,557	72,935	69,092	—	(3,843)
A39

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HUF	22,522	$ 72,972	$ 68,988	$ —	$ (3,984)
Indian Rupee,
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	10,883	145,000	142,876	—	(2,124)
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	10,877	145,000	142,803	—	(2,197)
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	6,866	91,530	90,138	—	(1,392)
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	29,556	380,000	387,854	7,854	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	17,659	243,989	231,743	—	(12,246)
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	9,212	126,380	120,886	—	(5,494)
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	5,819	78,080	76,358	—	(1,722)
Indonesian Rupiah,
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	9,231,580	672,047	568,202	—	(103,845)
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	2,418,476	147,702	148,857	1,155	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	1,279,163	89,571	78,732	—	(10,839)
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	3,362,060	241,233	204,352	—	(36,881)
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	1,191,868	84,794	72,443	—	(12,351)
Expiring 06/08/20	Morgan Stanley & Co. International PLC	IDR	1,141,924	79,290	69,252	—	(10,038)
Israeli Shekel,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	1,458	405,935	413,151	7,216	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	680	197,610	192,745	—	(4,865)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	572	164,946	162,266	—	(2,680)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	480	128,449	136,055	7,606	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	392	106,655	110,999	4,344	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	343	93,511	97,362	3,851	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	338	89,014	95,935	6,921	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	300	86,082	84,949	—	(1,133)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	286	81,950	81,079	—	(871)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	284	83,022	80,379	—	(2,643)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	283	82,988	80,083	—	(2,905)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	282	82,029	79,874	—	(2,155)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	282	81,939	79,826	—	(2,113)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	281	80,928	79,701	—	(1,227)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	280	81,012	79,478	—	(1,534)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	279	77,280	78,976	1,696	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	276	78,007	78,317	310	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	272	70,996	77,096	6,100	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	270	72,973	76,628	3,655	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	267	72,937	75,734	2,797	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	266	73,008	75,404	2,396	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	265	76,275	75,153	—	(1,122)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	231	66,000	65,567	—	(433)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	160	45,058	45,352	294	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	138	37,701	39,079	1,378	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	120	34,018	34,014	—	(4)
Japanese Yen,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	1,447,000	13,557,779	13,502,068	—	(55,711)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	1,114,000	10,530,198	10,394,819	—	(135,379)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	467,000	4,351,371	4,357,613	6,242	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	276,000	2,575,245	2,575,377	132	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	113,234	1,082,728	1,056,594	—	(26,134)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	31,826	303,950	296,967	—	(6,983)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	14,081	132,248	131,395	—	(853)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	12,852	121,001	119,922	—	(1,079)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	9,999	91,127	93,301	2,174	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	4,518	42,010	42,160	150	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	4,517	42,010	42,151	141	—
A40

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	4,425	$ 40,035	$ 41,288	$ 1,253	$ —
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	4,418	41,021	41,229	208	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	4,187	38,131	39,065	934	—
Mexican Peso,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	70,250	3,271,528	2,927,368	—	(344,160)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	9,316	432,878	388,203	—	(44,675)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	3,346	158,084	139,428	—	(18,656)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	3,215	145,038	133,965	—	(11,073)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,681	79,035	70,030	—	(9,005)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,646	77,029	68,606	—	(8,423)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,005	41,065	41,889	824	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	991	42,050	41,289	—	(761)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	967	38,935	40,279	1,344	—
New Taiwanese Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	15,542	516,000	515,217	—	(783)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	10,196	337,171	337,994	823	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	10,195	338,775	337,963	—	(812)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	6,820	228,299	226,087	—	(2,212)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	4,948	164,945	164,028	—	(917)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	4,038	133,984	133,867	—	(117)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	2,455	82,071	81,382	—	(689)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	1,871	61,980	62,008	28	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	2,713	90,262	89,979	—	(283)
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	1,717	57,125	56,948	—	(177)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	TWD	131,100	4,380,660	4,385,202	4,542	—
New Zealand Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	486	303,855	289,822	—	(14,033)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	262	166,405	156,281	—	(10,124)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	262	166,520	156,281	—	(10,239)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	244	150,677	145,384	—	(5,293)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	220	138,217	131,196	—	(7,021)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	210	127,893	125,233	—	(2,660)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	137	86,285	81,690	—	(4,595)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	136	79,669	81,131	1,462	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	120	72,556	71,590	—	(966)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	116	69,438	69,152	—	(286)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	70	41,363	41,727	364	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	68	40,501	40,552	51	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	68	40,333	40,552	219	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	60	36,089	35,781	—	(308)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	60	35,787	35,781	—	(6)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	5	3,118	3,214	96	—
Norwegian Krone,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	3,250	349,779	312,698	—	(37,081)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	2,250	219,604	216,484	—	(3,120)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	1,527	165,022	146,877	—	(18,145)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	899	93,840	86,457	—	(7,383)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	860	82,039	82,731	692	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	650	62,551	62,540	—	(11)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	600	57,078	57,729	651	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	544	47,556	52,388	4,832	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	489	41,023	47,079	6,056	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	433	41,021	41,703	682	—
Polish Zloty,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	PLN	270	70,635	65,284	—	(5,351)
A41

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	47,188	$ 683,116	$ 599,635	$ —	$ (83,481)
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	8,521	117,099	108,281	—	(8,818)
Singapore Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	1,040	750,627	732,569	—	(18,058)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	790	556,983	556,471	—	(512)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	150	105,571	105,659	88	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	130	91,597	91,571	—	(26)
South African Rand,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	64,610	4,136,502	3,575,522	—	(560,980)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	2,547	152,935	140,929	—	(12,006)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,264	76,484	69,965	—	(6,519)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	745	42,051	41,230	—	(821)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	725	41,042	40,096	—	(946)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	723	41,042	40,017	—	(1,025)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	718	41,043	39,758	—	(1,285)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	678	38,999	37,497	—	(1,502)
South Korean Won,
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	630,636	530,606	517,908	—	(12,698)
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	196,915	158,943	161,716	2,773	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	97,075	79,058	79,723	665	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	83,791	67,556	68,813	1,257	—
Expiring 06/02/20	Morgan Stanley & Co. International PLC	KRW	198,045	158,553	162,778	4,225	—
Swedish Krona,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	13,800	1,456,439	1,397,383	—	(59,056)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	10,950	1,125,650	1,108,793	—	(16,857)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	3,075	311,424	311,373	—	(51)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	3,000	300,719	303,779	3,060	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	1,962	209,562	198,660	—	(10,902)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	1,121	119,499	113,485	—	(6,014)
Swiss Franc,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	5,140	5,405,485	5,359,973	—	(45,512)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	4,060	4,318,537	4,233,753	—	(84,784)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	1,437	1,538,390	1,498,782	—	(39,608)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	1,320	1,383,720	1,376,491	—	(7,229)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	1,170	1,220,418	1,220,072	—	(346)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	161	166,053	168,325	2,272	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	146	155,979	152,068	—	(3,911)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	140	147,830	145,846	—	(1,984)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	136	144,965	142,301	—	(2,664)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	39	40,878	40,969	91	—
Thai Baht,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	4,637	145,874	141,359	—	(4,515)
Turkish Lira,
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TRY	450	72,988	67,582	—	(5,406)
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TRY	273	41,985	40,961	—	(1,024)
Expiring 05/04/20	Morgan Stanley & Co. International PLC	TRY	274	42,049	40,991	—	(1,058)
Expiring 05/04/20	Morgan Stanley & Co. International PLC	TRY	269	40,982	40,314	—	(668)
Expiring 05/11/20	Morgan Stanley & Co. International PLC	TRY	564	90,981	84,295	—	(6,686)
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	1,038	167,242	155,053	—	(12,189)
Expiring 05/14/20	Morgan Stanley & Co. International PLC	TRY	504	81,080	75,184	—	(5,896)
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	2,162	326,000	321,684	—	(4,316)
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	515	82,035	76,564	—	(5,471)
Expiring 06/04/20	Morgan Stanley & Co. International PLC	TRY	347	55,206	51,512	—	(3,694)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	TRY	492	76,954	72,763	—	(4,191)
A42

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	TRY	355	$ 54,742	$ 52,568	$ —	$ (2,174)
				$180,844,277	$177,439,813	315,999	(3,720,463)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	3,270	$ 2,010,653	$ 2,011,788	$ —	$ (1,135)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	2,420	1,570,683	1,488,846	81,837	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	241	157,077	148,287	8,790	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	241	156,506	148,284	8,222	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	236	145,356	145,187	169	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	204	117,869	125,506	—	(7,637)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	172	102,711	105,560	—	(2,849)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	118	72,210	72,572	—	(362)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	116	72,828	71,318	1,510	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	101	58,291	62,161	—	(3,870)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	AUD	67	38,698	41,431	—	(2,733)
Brazilian Real,
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	915	208,479	176,092	32,387	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	734	163,183	141,254	21,929	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	423	90,391	81,388	9,003	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	386	82,959	74,277	8,682	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	385	83,055	74,170	8,885	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	197	39,016	37,871	1,145	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	197	39,016	37,899	1,117	—
Expiring 04/02/20	Morgan Stanley & Co. International PLC	BRL	195	39,017	37,580	1,437	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	420	83,723	80,668	3,055	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	213	41,986	40,884	1,102	—
Expiring 05/05/20	Morgan Stanley & Co. International PLC	BRL	210	40,961	40,321	640	—
British Pound,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	3,850	4,752,408	4,788,572	—	(36,164)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	3,605	4,656,126	4,483,845	172,281	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	234	289,493	290,877	—	(1,384)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	35	40,503	43,483	—	(2,980)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	35	42,866	43,741	—	(875)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	35	43,150	43,741	—	(591)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	35	42,468	43,509	—	(1,041)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	33	38,872	40,983	—	(2,111)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	GBP	33	38,781	41,061	—	(2,280)
Canadian Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	4,350	3,130,414	3,093,297	37,117	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	3,150	2,293,829	2,239,974	53,855	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	2,678	1,961,996	1,904,658	57,338	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	204	147,829	145,351	2,478	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	113	83,718	80,621	3,097	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	106	77,024	75,515	1,509	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	58	41,007	41,447	—	(440)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	55	39,043	39,463	—	(420)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CAD	49	34,747	34,796	—	(49)
Chilean Peso,
Expiring 04/21/20	Morgan Stanley & Co. International PLC	CLP	53,755	68,659	62,843	5,816	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	CLP	58,337	67,402	68,255	—	(853)
A43

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CNH	1,109	$ 159,079	$ 156,237	$ 2,842	$ —
Colombian Peso,
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	444,100	126,154	109,273	16,881	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	284,493	83,006	70,001	13,005	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	281,191	83,006	69,188	13,818	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	279,243	81,959	68,709	13,250	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	272,287	79,485	66,998	12,487	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	146,600	43,035	36,072	6,963	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	COP	126,431	36,565	31,109	5,456	—
Expiring 05/08/20	Morgan Stanley & Co. International PLC	COP	868,796	212,070	213,296	—	(1,226)
Czech Koruna,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CZK	3,707	164,953	149,324	15,629	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CZK	2,830	124,465	114,002	10,463	—
Danish Krone,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	DKK	4,530	674,801	671,137	3,664	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	DKK	1,730	262,472	256,306	6,166	—
Euro,
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	5,637	6,126,071	6,227,868	—	(101,797)
Expiring 05/14/20	Morgan Stanley & Co. International PLC	EUR	64	69,477	70,401	—	(924)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	8,980	9,990,402	9,933,544	56,858	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	6,650	7,534,533	7,356,132	178,401	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	3,780	4,337,414	4,181,381	156,033	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	2,470	2,809,521	2,732,278	77,243	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	340	383,906	376,167	7,739	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	272	305,515	300,906	4,609	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	263	294,735	290,847	3,888	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	256	281,825	283,125	—	(1,300)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	138	155,611	152,740	2,871	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	131	146,494	144,899	1,595	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	82	88,855	90,728	—	(1,873)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	81	88,234	89,602	—	(1,368)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	81	88,550	89,563	—	(1,013)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	76	84,179	84,070	109	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	65	71,908	72,135	—	(227)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	42	46,204	46,886	—	(682)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	40	44,362	44,448	—	(86)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	EUR	37	40,146	40,960	—	(814)
Hong Kong Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HKD	8,880	1,142,060	1,145,057	—	(2,997)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HKD	7,390	950,964	952,925	—	(1,961)
Hungarian Forint,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	HUF	460,535	1,540,661	1,410,644	130,017	—
Indian Rupee,
Expiring 04/16/20	Morgan Stanley & Co. International PLC	INR	27,967	373,482	367,237	6,245	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	5,321	71,062	69,862	1,200	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	5,313	70,943	69,757	1,186	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	INR	3,120	41,050	40,963	87	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	38,541	515,114	505,768	9,346	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	12,286	165,946	161,228	4,718	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	6,201	83,055	81,374	1,681	—
Expiring 04/28/20	Morgan Stanley & Co. International PLC	INR	5,356	69,280	70,283	—	(1,003)
Indonesian Rupiah,
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	2,423,831	163,083	149,186	13,897	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	2,329,168	165,992	143,360	22,632	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	2,315,370	162,209	142,511	19,698	—
A44

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	1,224,715	$ 85,112	$ 75,381	$ 9,731	$ —
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	1,172,714	82,948	72,180	10,768	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	1,169,622	83,083	71,990	11,093	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	1,169,057	83,082	71,955	11,127	—
Expiring 04/07/20	Morgan Stanley & Co. International PLC	IDR	1,124,742	81,919	69,228	12,691	—
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	2,418,476	145,964	146,999	—	(1,035)
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	2,355,166	164,933	143,151	21,782	—
Expiring 05/28/20	Morgan Stanley & Co. International PLC	IDR	1,174,199	82,048	71,370	10,678	—
Israeli Shekel,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	3,300	966,262	935,440	30,822	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	3,283	962,870	930,532	32,338	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	560	163,000	158,752	4,248	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	360	98,460	102,041	—	(3,581)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	320	90,990	90,703	287	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	265	76,974	74,998	1,976	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ILS	251	73,050	71,149	1,901	—
Japanese Yen,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	855,000	7,945,203	7,978,070	—	(32,867)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	573,000	5,461,821	5,346,707	115,114	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	31,136	286,511	290,531	—	(4,020)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	18,767	174,888	175,116	—	(228)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	15,148	142,059	141,344	715	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	8,656	79,078	80,774	—	(1,696)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	8,154	78,781	76,083	2,698	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	8,128	78,060	75,839	2,221	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	7,677	73,066	71,631	1,435	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	4,489	40,978	41,883	—	(905)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	JPY	4,254	39,014	39,690	—	(676)
Mexican Peso,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	70,250	3,574,549	2,927,368	647,181	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	5,109	230,076	212,888	17,188	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	3,383	156,043	140,988	15,055	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	2,219	98,178	92,448	5,730	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	2,164	89,063	90,196	—	(1,133)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	2,031	81,962	84,649	—	(2,687)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	1,744	77,062	72,682	4,380	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	999	41,042	41,638	—	(596)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	986	41,060	41,077	—	(17)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	985	41,035	41,056	—	(21)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	978	41,022	40,750	272	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	959	41,061	39,965	1,096	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	949	38,935	39,558	—	(623)
Expiring 06/17/20	Morgan Stanley & Co. International PLC	MXN	946	38,935	39,403	—	(468)
New Taiwanese Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	9,804	329,958	325,008	4,950	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	6,284	211,051	208,306	2,745	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	6,004	198,910	199,029	—	(119)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	5,172	171,974	171,448	526	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	4,994	164,944	165,558	—	(614)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	4,860	162,970	161,107	1,863	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	4,403	147,811	145,967	1,844	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	4,345	144,953	144,034	919	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	2,609	86,225	86,490	—	(265)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	2,363	79,490	78,343	1,147	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	TWD	2,328	78,227	77,178	1,049	—
A45

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	4,339	$ 144,972	$ 143,909	$ 1,063	$ —
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	2,135	70,944	70,800	144	—
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TWD	689	22,925	22,839	86	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	TWD	131,100	4,420,095	4,385,203	34,892	—
New Zealand Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	1,511	958,671	901,251	57,420	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	250	157,648	149,132	8,516	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	250	156,482	149,115	7,367	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	247	156,014	147,335	8,679	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	170	102,583	101,379	1,204	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NZD	50	31,263	29,817	1,446	—
Norwegian Krone,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	1,700	167,508	163,565	3,943	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	1,500	155,976	144,322	11,654	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	NOK	367	33,847	35,313	—	(1,466)
Polish Zloty,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	PLN	138	36,186	33,267	2,919	—
Russian Ruble,
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	23,064	306,049	293,079	12,970	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	9,583	118,000	121,770	—	(3,770)
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	5,850	76,936	74,336	2,600	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	5,837	76,936	74,176	2,760	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	5,633	77,918	71,575	6,343	—
Expiring 05/22/20	Morgan Stanley & Co. International PLC	RUB	5,447	73,674	69,216	4,458	—
Singapore Dollar,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	590	417,080	415,592	1,488	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SGD	440	316,188	309,933	6,255	—
South African Rand,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	64,610	3,747,694	3,575,522	172,172	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	3,817	234,432	211,258	23,174	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,552	90,338	85,913	4,425	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,247	73,000	69,014	3,986	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	1,191	70,829	65,883	4,946	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	739	40,990	40,921	69	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	736	41,022	40,746	276	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	724	41,023	40,039	984	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	716	40,045	39,647	398	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	ZAR	702	39,991	38,833	1,158	—
South Korean Won,
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	199,966	165,541	164,222	1,319	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	196,601	165,921	161,458	4,463	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	194,128	162,970	159,427	3,543	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	98,835	83,055	81,168	1,887	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	95,462	78,978	78,398	580	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	92,630	78,035	76,072	1,963	—
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	53,687	42,608	44,090	—	(1,482)
Expiring 04/21/20	Morgan Stanley & Co. International PLC	KRW	50,012	41,057	41,072	—	(15)
Swedish Krona,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	8,550	879,474	865,770	13,704	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	5,100	535,818	516,424	19,394	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	1,452	149,046	147,016	2,030	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	411	42,491	41,588	903	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	SEK	407	40,994	41,164	—	(170)
Swiss Franc,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	3,110	3,275,617	3,243,097	32,520	—
A46

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	1,970	$ 2,106,278	$ 2,054,309	$ 51,969	$ —
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	310	332,357	323,332	9,025	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	308	330,105	320,695	9,410	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	145	155,921	151,335	4,586	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	145	155,954	151,296	4,658	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	138	146,349	143,799	2,550	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	137	147,829	143,355	4,474	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	136	144,480	141,837	2,643	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	136	144,480	141,721	2,759	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	132	141,577	138,106	3,471	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	130	139,165	135,178	3,987	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	CHF	56	58,106	58,627	—	(521)
Thai Baht,
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	10,652	337,097	324,698	12,399	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	THB	5,165	163,047	157,438	5,609	—
Turkish Lira,
Expiring 04/20/20	Morgan Stanley & Co. International PLC	TRY	524	84,663	78,742	5,921	—
Expiring 05/04/20	Morgan Stanley & Co. International PLC	TRY	1,040	163,022	155,666	7,356	—
Expiring 05/04/20	Morgan Stanley & Co. International PLC	TRY	516	80,928	77,183	3,745	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	TRY	510	82,039	76,195	5,844	—
Expiring 05/11/20	Morgan Stanley & Co. International PLC	TRY	509	82,039	76,026	6,013	—
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	517	83,399	77,273	6,126	—
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	512	82,054	76,506	5,548	—
Expiring 05/12/20	Morgan Stanley & Co. International PLC	TRY	509	81,943	76,006	5,937	—
Expiring 05/14/20	Morgan Stanley & Co. International PLC	TRY	511	82,033	76,320	5,713	—
Expiring 05/20/20	Morgan Stanley & Co. International PLC	TRY	528	84,663	78,749	5,914	—
Expiring 05/20/20	Morgan Stanley & Co. International PLC	TRY	517	83,000	77,087	5,913	—
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	526	82,951	78,308	4,643	—
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	521	82,988	77,475	5,513	—
Expiring 05/27/20	Morgan Stanley & Co. International PLC	TRY	520	82,928	77,401	5,527	—
Expiring 06/04/20	Morgan Stanley & Co. International PLC	TRY	514	82,037	76,339	5,698	—
Expiring 06/17/20	Morgan Stanley & Co. International PLC	TRY	784	121,954	115,868	6,086	—
Expiring 06/19/20	Morgan Stanley & Co. International PLC	TRY	249	37,574	36,801	773	—
Expiring 06/19/20	Morgan Stanley & Co. International PLC	TRY	146	22,044	21,566	478	—
				$112,189,454	$109,421,437	3,012,037	(244,020)
						$3,328,036	$(3,964,483)
Cross currency exchange contracts outstanding at March 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/17/20	Buy	AUD	248	CAD	214	$ 923	$ —	Morgan Stanley & Co. International PLC
06/17/20	Buy	AUD	249	JPY	16,742	—	(3,034)	Morgan Stanley & Co. International PLC
06/17/20	Buy	AUD	254	EUR	146	—	(5,248)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	56	GBP	33	—	(1,584)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	119	JPY	8,866	1,860	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	200	GBP	117	—	(3,490)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	201	EUR	128	1,109	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	202	JPY	15,578	—	(1,682)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	215	EUR	138	72	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CAD	221	JPY	16,560	2,667	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	40	GBP	34	—	(1,079)	Morgan Stanley & Co. International PLC
A47

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
06/17/20	Buy	CHF	66	AUD	116	$ —	$ (2,416)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	78	EUR	74	—	(203)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	85	EUR	81	—	(731)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	134	GBP	116	—	(4,543)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CHF	167	EUR	158	—	(185)	Morgan Stanley & Co. International PLC
06/17/20	Buy	CZK	33,954	EUR	1,339	—	(113,733)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	5	CZK	130	17	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	6	NOK	77	—	(348)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	12	CZK	317	128	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	16	PLN	70	563	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	16	CZK	429	67	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	29	NOK	373	—	(3,388)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	36	AUD	66	—	(615)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	36	NOK	455	—	(3,887)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	36	JPY	4,313	—	(416)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	38	CAD	59	37	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	38	CAD	59	—	(102)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	38	AUD	69	—	(483)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	38	NOK	439	—	(253)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	40	CZK	1,066	800	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	42	GBP	37	—	(432)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	44	CAD	68	27	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	64	CZK	1,660	4,293	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	66	NOK	739	1,635	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	67	SEK	727	544	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	69	PLN	300	3,923	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	69	NOK	751	4,118	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	69	SEK	753	354	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	75	CAD	117	—	(397)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	75	NOK	950	—	(8,412)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	76	HUF	25,645	5,541	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	96	CZK	2,611	1,015	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	112	GBP	103	—	(4,649)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	128	CZK	3,497	793	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	128	CZK	3,505	466	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	160	CZK	4,217	7,643	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	182	CZK	5,056	—	(2,312)	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	184	CZK	4,834	8,866	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	272	NOK	3,032	9,108	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	275	NOK	3,002	15,283	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	412	CHF	433	3,711	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	EUR	1,532	SEK	16,230	50,987	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	5,614	EUR	16	—	(137)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	12,710	EUR	36	—	(895)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	12,807	EUR	37	—	(1,221)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	13,219	EUR	37	—	(701)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	13,503	EUR	38	—	(669)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	13,572	EUR	38	—	(505)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	27,194	EUR	80	—	(5,447)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	33,588	EUR	96	—	(3,285)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	44,495	EUR	131	—	(8,541)	Morgan Stanley & Co. International PLC
06/17/20	Buy	HUF	66,768	EUR	192	—	(7,857)	Morgan Stanley & Co. International PLC
06/17/20	Buy	JPY	4,974	EUR	42	—	(472)	Morgan Stanley & Co. International PLC
06/17/20	Buy	JPY	7,675	EUR	65	—	(426)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	464	EUR	40	502	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	800	EUR	73	—	(3,733)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	945	EUR	81	1,308	—	Morgan Stanley & Co. International PLC
A48

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2020 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
06/17/20	Buy	NOK	1,047	EUR	96	$ —	$ (5,345)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NOK	4,674	EUR	445	—	(42,509)	Morgan Stanley & Co. International PLC
06/17/20	Buy	NZD	397	EUR	219	—	(5,360)	Morgan Stanley & Co. International PLC
06/17/20	Buy	PLN	175	EUR	38	251	—	Morgan Stanley & Co. International PLC
06/17/20	Buy	PLN	260	EUR	57	—	(328)	Morgan Stanley & Co. International PLC
06/17/20	Buy	SEK	1,569	EUR	146	—	(2,437)	Morgan Stanley & Co. International PLC
06/17/20	Buy	SEK	16,427	EUR	1,533	—	(32,516)	Morgan Stanley & Co. International PLC
						$128,611	$(286,006)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	06/20/24	1.000%(Q)	1,300	4.449%	$ 32,741	$(161,892)	$(194,633)
Federal Republic of Brazil	06/20/24	1.000%(Q)	2,900	2.376%	(52,480)	(158,859)	(106,379)
General Electric Co.	06/20/24	1.000%(Q)	2,300	2.039%	(29,225)	(94,079)	(64,854)
General Electric Co.	12/20/24	1.000%(Q)	1,000	2.153%	(16,577)	(50,340)	(33,763)
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	1,680	1.538%	23,455	(36,339)	(59,794)
Kingdom of Saudi Arabia	12/20/24	1.000%(Q)	1,000	1.645%	13,403	(28,865)	(42,268)
Republic of Colombia	06/20/24	1.000%(Q)	2,830	1.954%	(11,729)	(108,397)	(96,668)
Republic of Indonesia	06/20/24	1.000%(Q)	160	1.719%	1,044	(4,604)	(5,648)
Republic of Peru	12/20/24	1.000%(Q)	1,760	1.094%	34,180	(7,083)	(41,263)
Republic of Philippines	06/20/24	1.000%(Q)	1,000	0.789%	25,816	9,102	(16,714)
Republic of Turkey	06/20/25	1.000%(Q)	210	5.448%	(40,545)	(40,988)	(443)
Russian Federation	12/20/24	1.000%(Q)	790	1.825%	(17,909)	(29,129)	(11,220)
					$(37,826)	$(711,473)	$(673,647)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.32.V1	12/20/24	1.000%(Q)	3,040	3.786%	$(257,966)	$(352,220)	$ (94,254)
CDX.NA.IG.28.1	06/20/22	1.000%(Q)	23,725	1.097%	384,331	(42,352)	(426,683)
CDX.NA.IG.33.V1	06/20/24	1.000%(Q)	9,375	1.020%	209,052	(4,386)	(213,438)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	64,925	1.080%	65,112	(214,191)	(279,303)
					$ 400,529	$(613,149)	$(1,013,678)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A49

AST GOLDMAN SACHS MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	6,155	01/03/22	5.440%(M)	1 Day BROIS(2)(M)	$ 11,504	$ 31,279	$ 19,775
CNH	12,180	06/17/25	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	5,754	21,814	16,060
EUR	470	03/18/24	0.000%(A)	6 Month EURIBOR(1)(S)	(4,885)	(6,002)	(1,117)
EUR	170	03/18/27	0.250%(A)	6 Month EURIBOR(1)(S)	(6,265)	(5,432)	833
EUR	670	03/18/30	0.500%(A)	6 Month EURIBOR(1)(S)	(24,530)	(39,867)	(15,337)
EUR	60	03/18/40	0.750%(A)	6 Month EURIBOR(1)(S)	10,178	7,031	(3,147)
EUR	180	03/18/50	1.000%(A)	6 Month EURIBOR(1)(S)	(27,564)	(49,266)	(21,702)
MXN	26,395	06/15/22	6.000%(M)	28 Day Mexican Interbank Rate(2)(M)	340	6,684	6,344
PLN	5,350	06/17/25	1.400%(A)	6 Month WIBOR(1)(S)	(6,673)	(33,846)	(27,173)
	28,800	07/25/24	—(3)	—(3)	475	(29,440)	(29,915)
	12,150	12/20/28	2.790%(S)	3 Month LIBOR(1)(Q)	(146,739)	(2,318,539)	(2,171,800)
ZAR	32,298	06/17/22	6.500%(Q)	3 Month JIBAR(2)(Q)	5,678	40,947	35,269
					$(182,727)	$(2,374,637)	$(2,191,910)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Month LIBOR plus 9.00 bps quarterly.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Euro Stoxx Supersector Return Index	6 Month EURIBOR-12 bps(S)	Barclays Bank PLC	10/02/20	EUR 7,262	$—	$—	$—

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A50